  As filed with the Securities and Exchange Commission on January 15,  1998

                                                            File No. 33-30950
                                                            File No. 811-5900

-----------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                   FORM N-1A
                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933                    [ ]
                        POST-EFFECTIVE AMENDMENT NO.  28               [X]
                                      and
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940                [ ]
                                AMENDMENT NO. 25                       [X]

                              THE EXPEDITION FUNDS
               (Exact name of registrant as specified in charter)

                               c/o CT Corporation
                                2 Oliver Street
                          Boston, Massachusetts 02109
              (Address of Principal Executive Offices) (Zip Code)
       Registrant's Telephone Number, including Area Code (800) 342-5734

                                  David G. Lee
                          c/o SEI Investments Company
                            Oaks, Pennsylvania 19456
                    (Name and Address of Agent for Service)

                                   Copies to:

Richard W. Grant, Esq.                     John H. Grady, Jr., Esq.
Morgan, Lewis & Bockius LLP                Morgan, Lewis & Bockius LLP
2000 One Logan Square                      1800 M Street, NW
Philadelphia, PA  19103                    Washington, D.C. 20036

   It is proposed that this filing become effective (check appropriate box)

               / /    immediately upon filing pursuant to paragraph (b)
               / /    on [date] 1997 pursuant to paragraph (b)
               / /    60 days after filing pursuant to paragraph (b)
               /X/    75 days after filing pursuant to paragraph (a)
               / /    on [date] pursuant to paragraph (a) of Rule 485.

                             THE EXPEDITION FUNDS
                             CROSS REFERENCE SHEET

N-1A Item No.                                                     Location
-------------                                                     --------

PART A:  The Expedition Tax-Free Money Market
------   Fund (Investment Service Shares Prospectus)


     Item 1.  Cover Page                                          Cover Page

     Item 2.  Synopsis                                            Summary of Fund
                                                                  Expenses

     Item 3.  Condensed Financial Information                     N/A

     Item 4.  General Description of Registrant                   General Information;
                                                                  Investment Information --
                                                                  Investment Objective,
                                                                  Investment Policies,
                                                                  Investment Limitations

     Item 5.  Management of the Fund                              Fund Information --
                                                                   Management of the Fund
                                                                  Board of Trustees,
                                                                  Investment Adviser,
                                                                  Advisory Fees,
                                                                  Adviser's Background;
                                                                  Investment Sub-Adviser,
                                                                  Distribution of Investment
                                                                   Service Shares --
                                                                  Shareholder Service
                                                                   Plan

     Item 5A.  Management's Discussion of                         **
               Fund Performance

     Item 6.   Capital Stock and Other                            General Information;
               Securities                                          Shareholder Information--
                                                                   Voting Rights



     Item 7.  Purchase of Securities Being
              Offered                                             Investing in Investment
                                                                  Service Shares --
                                                                  Share Purchases,
                                                                  What Shares Cost,
                                                                  Shareholder Accounts

     Item 8.  Redemption or Repurchase                            Exchange Privilege;
                                                                  Redeeming Investment
                                                                  Service Shares, Systematic
                                                                  Withdrawal Program;
                                                                  Accounts with Low
                                                                  Balances

     Item 9.  Pending Legal Proceedings                           *


PART A:  The Expedition Tax-Free Money Market
------   Fund (Institutional Shares Prospectus)

     Item 1.  Cover Page                                          Cover Page

     Item 2.  Synopsis                                            Summary of Fund
                                                                  Expenses

     Item 3.  Condensed Financial Information                     N/A

     Item 4.  General Description of Registrant                   General Information;
                                                                  Investment Information --
                                                                  Investment Objective,
                                                                  Investment Policies,
                                                                  Investment Limitations

     Item 5.  Management of the Fund                              Fund Information --
                                                                   Management of the Fund
                                                                  Board of Trustees,
                                                                  Investment Adviser,
                                                                  Advisory Fees,
                                                                  Adviser's Background;
                                                                  Investment Sub-Adviser,
                                                                  Distribution of Institutional
                                                                   Shares --
                                                                  Shareholder Service
                                                                   Plan


    Item 5A.  Management's Discussion of
              Fund Performance                                    **

     Item 6.  Capital Stock and Other                             General Information;
              Securities                                           Shareholder Information--
                                                                   Voting Rights

     Item 7.  Purchase of Securities Being                        Investing in Institutional
              Offered                                             Shares --
                                                                  Share Purchases,
                                                                  What Shares Cost,
                                                                  Shareholder Accounts

     Item 8.  Redemption or Repurchase                            Exchange Privilege;
                                                                  Redeeming Institutional
                                                                  Shares, Systematic
                                                                  Withdrawal Program;
                                                                  Accounts with Low
                                                                  Balances

     Item 9.  Pending Legal Proceedings                           *


PART B:  All Portfolios
------

     Item 10.  Cover Page                                         Cover Page

     Item 11.  Table of Contents                                  Table of Contents

     Item 12.  General Information and History                    General Information about
                                                                  the Fund

     Item 13.  Investment Objectives and                          Investment Objective and
               Policies                                           Policies; Investment
                                                                  Limitations

     Item 14.  Management of the Registrant                       The Expedition Fund's
                                                                  Management

     Item 15.  Control Persons and Principal                      Fund Ownership
               Holders of Securities

     Item 16.  Investment Advisory and Other                      Investment Advisory
               Services                                           Services; Other Services

     Item 17.  Brokerage Allocation                               Brokerage Transactions


    Item 18.  Capital Stock and Other
              Securities                                          Purchasing Shares;
                                                                  Massachusetts Partnership
                                                                   Law

     Item 19.  Purchase, Redemption, and                           Purchase Shares;
               Pricing of Securities Being                         Redeeming Shares --
               Offered                                              Redemption in Kind
                                                                    Determining Net Asset
                                                                     Value

     Item 20.  Tax Status                                         Tax Status

     Item 21.  Underwriters                                       Other Services--
                                                                   Distributors

     Item 22.  Calculation of Performance Data                     Total Return; Yield;
                                                                   Effective Yield; Tax
                                                                   Equivalent Yield
                                                                    Performance Comparisons

     Item 23.  Financial Statements                                Financial Statements

PART C Information required to be included in Part C is set forth under the
------
appropriate Item, so numbered, in Part C of this Registration Statement.

__________________
*  Not Applicable
** Information required by Item 5A will be contained in the Annual Report for the fiscal year ending October 31, 1998.

The Prospectuses and Statement of Additional Information for the Expedition Money Market Fund (Institutional & Investment Service Shares), included as part of Post-Effective Amendment No. 26 to the Registrant's Registration Statement on Form N-1A (File No. 33-30950), as filed with the Securities and Exchange Commission on June 4, 1997 pursuant to Rule 485(b) under the Securities Act of 1933, are hereby incorporated by reference as if set forth in full herein.

The Supplement to the Prospectus and Statement of Additional Information for the Expedition Equity Fund and The Expedition Bond Fund included as part of Post-Effective Amendment 27 and the Prospectus and Statement of Additional Information for The Expedition Equity Fund and The Expedition Bond Fund included as part of Post-Effective Amendment 26 to the Registrant's Registration Statement on Form N-1A (File No. 33-30950), as filed with the Securities and Exchange Commission on December 15, 1997 and June 4, 1997, respectively, pursuant to Rule 485(b) under the Securities Act of 1933, are hereby incorporated by reference as if set forth in full herein.

THE EXPEDITION TAX-FREE MONEY MARKET FUND
(A PORTFOLIO OF THE EXPEDITION FUNDS)
INSTITUTIONAL SHARES

PROSPECTUS

The Institutional Shares ("Shares") offered by this prospectus represent interests in the portfolio known as The Expedition Tax-Free Money Market Fund (the "Fund"). The Fund is one of a series of investment portfolios in The Expedition Funds (the "Trust"), an open-end, management investment company (a mutual fund).

THE FUND ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO DO SO.

The investment objective of the Fund is to provide current income, exempt from Federal income taxes, consistent with stability of principal. The Fund pursues this investment objective by investing in a variety of high-quality money market instruments maturing in thirteen months or less, the interest on which is exempt from Federal income tax.

Shareholders can invest in or redeem Shares at any time without charge or penalty imposed by the Fund.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF COMPASS BANK, COMPASS BANCSHARES, INC. OR ANY OF ITS AFFILIATES, OR OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY COMPASS BANK, COMPASS BANCSHARES, INC. OR ANY OF ITS AFFILIATES, OR BY ANY BANK, AND ARE NOT OBLIGATIONS OF, GUARANTEED BY OR INSURED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION ("FDIC"), THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY.

Compass Bank, an Alabama banking corporation, serves as investment adviser and custodian of the Fund, and Compass Bank and certain of its affiliates provide or may provide certain other services to the Fund, for which services Compass Bank and/or its affiliates will be compensated. SEI Investments Distribution Co., which is not affiliated with Compass Bank, is the sponsor and serves as distributor of the Fund.

This prospectus contains the information you should read and know before you invest in Institutional Shares of the Fund. Keep this prospectus for future reference.

The Trust has also filed a Statement of Additional Information dated       ,
1998 with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information free of charge by calling 1-800-992-2085. To obtain other information or make inquiries about the Fund, contact the Fund at the address listed in the back of this prospectus.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus dated       , 1998

TABLE OF CONTENTS
-------------------------------------------------------------------------------

SUMMARY OF FUND EXPENSES                                                      1
-------------------------------------------------------------------------------
GENERAL INFORMATION                                                           2
-------------------------------------------------------------------------------
INVESTMENT INFORMATION                                                        2
-------------------------------------------------------------------------------

 Investment Objective                                                         2
 Investment Policies                                                          2
 Investment Limitations                                                       7
FUND INFORMATION                                                              7
-------------------------------------------------------------------------------
 Management of the Fund                                                       7
 Distribution of Institutional
 Shares                                                                       8
 Administration of the Fund                                                   9
NET ASSET VALUE                                                               9
-------------------------------------------------------------------------------

INVESTING IN INSTITUTIONAL SHARES                                             9
-------------------------------------------------------------------------------
 Share Purchases                                                              9
 What Shares Cost                                                            10
 Shareholder Accounts                                                        10
 Dividends                                                                   10
 Capital Gains                                                               11
EXCHANGE PRIVILEGE                                                           11
-------------------------------------------------------------------------------

REDEEMING INSTITUTIONAL SHARES                                               12
-------------------------------------------------------------------------------

SHAREHOLDER INFORMATION                                                      13
-------------------------------------------------------------------------------

 Voting Rights                                                               13
EFFECT OF BANKING LAWS                                                       14
-------------------------------------------------------------------------------
TAX INFORMATION                                                              14
-------------------------------------------------------------------------------

 Federal Income Tax                                                          14
PERFORMANCE INFORMATION                                                      15
-------------------------------------------------------------------------------
OTHER CLASSES OF SHARES                                                      16
-------------------------------------------------------------------------------
ADDRESSES                                                                    17
-------------------------------------------------------------------------------

                                       I

SUMMARY OF FUND EXPENSES
-------------------------------------------------------------------------------

                             INSTITUTIONAL SHARES
                       SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)................................................................  None
Maximum Sales Charge Imposed on Reinvested Dividends
 (as a percentage of offering price)..................................  None
Contingent Deferred Sales Charge (as a percentage of original purchase price or redemption proceeds, as applicable)................  None
Redemption Fee (as a percentage of amount redeemed, if applicable)....  None*
Exchange Fee..........................................................  None

*Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

                        ANNUAL FUND OPERATING EXPENSES
                   (As a percentage of average net assets)
Management Fee (after waiver) (1) ....................................  [0.07%]
Total Other Expenses (2)..............................................  [0.36%]
Total Operating Expenses (3)..........................................  [0.43%]

[(1) The management fee has been reduced to reflect a voluntary waiver. Absent this waiver, the maximum management fee is .40%. The Adviser has voluntarily agreed to waive all or a portion of its fee to limit Total Operating Expenses to not more than [.43%]. The Adviser reserves the right, in its sole discretion, to terminate these voluntary fee waivers at any time.

(2) The Administrator has agreed to waive, on a voluntary basis, a portion of its fees. The Administrator reserves the right to terminate its waiver at any time in its sole discretion. Absent such waiver, "Total Other Expenses" for the Fund are estimated to be [--%] for the current fiscal year.

(3) Absent the voluntary waivers and reimbursements described above, "Total Operating Expenses" for the Fund are estimated to be .56% for the current fiscal year.

  THE PURPOSE OF THIS TABLE IS TO ASSIST AN INVESTOR IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT A SHAREHOLDER OF THE INSTITUTIONAL SHARES OF THE FUND WILL BEAR, EITHER DIRECTLY OR INDIRECTLY. FOR MORE COMPLETE DESCRIPTIONS OF THE VARIOUS COSTS AND EXPENSES, SEE "FUND INFORMATION" AND "INVESTING IN THE INSTITUTIONAL SHARES."

EXAMPLE                                                          1 year 3 years
-------                                                          ------ -------
You would pay the following expenses on a $1,000 investment
assuming (1) 5% annual return and (2) redemption at the end of
each time period. The Fund charges no redemption fee............  $ 4     $14

  THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. THE FUND IS NEW AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. BECAUSE THE FUND IS NEW, THE FUND HAS NOT PROJECTED EXPENSES BEYOND THE THREE-YEAR PERIOD SHOWN.

GENERAL INFORMATION
-------------------------------------------------------------------------------

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated August 7, 1989. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. The shares of beneficial interest in any one portfolio may be offered in separate classes. As of the date of this prospectus, the Board of Trustees (the "Trustees") has established two classes of shares of the Fund, Investment Service Shares and Institutional Shares. This prospectus relates only to Institutional Shares of the Expedition Tax-Free Money Market Fund. The minimum initial investment in Institutional Shares of the Fund is $1,000,000, which may be waived at the discretion of the Fund's distributor.

The Fund attempts to stabilize the value of a Share at $1.00. Shares are currently sold and redeemed at that price.

INVESTMENT INFORMATION
-------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The investment objective of the Fund is to provide current income, exempt from Federal income taxes, consistent with stability of principal. The investment objective cannot be changed without approval of shareholders. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by complying with the diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940 (the "1940 Act") which regulates money market mutual funds and by following the investment policies described in this prospectus.

INVESTMENT POLICIES

The Fund pursues its investment objective by investing primarily in a portfolio of money market instruments maturing in thirteen months or less. The average maturity of money market instruments in the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less. Unless indicated otherwise, the investment policies set forth below may be changed by the Trustees without the approval of shareholders. Shareholders will be notified before any material change in these policies becomes effective. Since the Fund often purchases securities by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.

ACCEPTABLE INVESTMENTS. Under normal market conditions, the Fund will invest at least 80% of its net assets in eligible securities issued by or on behalf of the states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, the interest on which is exempt from Federal income tax (collectively, "Municipal Securities"). The Fund will invest at least 80% of its assets in Municipal Securities the interest on which is not treated as a preference item for purposes of the federal alternative minimum tax. This investment policy is a fundamental policy of the Fund. The Fund will purchase municipal bonds, municipal notes, municipal lease obligations, tax-exempt money market mutual funds, and tax-exempt commercial paper rated in the two highest short-term rating categories by a nationally recognized statistical rating organization (an "NRSRO") in accordance with Securities and Exchange Commission ("SEC") regulations at the time of investment or, if not rated, determined by the Adviser to be of comparable quality.

The Adviser will not invest more than 25% of Fund assets in Municipal Securities (a) whose issuers are located in the same state or (b) the interest on which is derived from revenues of similar type projects. This restriction does not apply to Municipal Securities in any of the following categories: public housing authorities; general obligations of states and localities; state and local housing finance authorities; or municipal utilities systems.

The Fund may purchase municipal obligations with demand features, including variable and floating rate obligations. In addition, the Fund may invest in commitments to purchase securities on a "when issued" basis and purchase securities subject to a standby commitment.

The Fund may purchase securities on a when-issued or delayed basis only when settlement takes place within 15 days of the purchase of such securities.

The Fund may invest up to 20% of the Fund's net assets in the aggregate in taxable money market instruments, taxable money market mutual funds, and securities subject to the alternative minimum tax. Taxable money market instruments in which the Fund may invest consist of (i) bankers' acceptances, certificates of deposits, notes and time deposits of highly-rated U.S. banks and U.S. branches of foreign banks; (ii) U.S. Treasury obligations and obligations issued or guaranteed by the agencies and instrumentalities of the U.S. Government, including STRIPS; (iii) high quality commercial paper issued by U.S. and foreign corporations; (iv) debt obligations with a maturity of one year or less issued by corporations with outstanding high-quality commercial paper; (v) receipts and (vi) repurchase agreements involving any of the foregoing obligations entered into with highly-rated banks and broker-dealers.

The Fund may engage in securities lending and may also borrow money in amounts up to 33 1/3% of its net assets.

With respect to investments in U.S. Treasury STRIPS, which are sold with original issue discount and do not make periodic cash interest payments, the Fund will be required to include as part of its current income the imputed interest on such obligations even though the Fund has not received any interest payments on such obligations during that period. Because the Fund distributes all of its net investment income to its shareholders, the Fund may have to sell portfolio securities to distribute such imputed income, which may occur at a time when the Adviser would not have chosen to sell such securities and which may result in a taxable gain or loss.

Investment income received directly by the Fund on direct U.S. Government obligations is exempt from income tax at the state level when received directly and may be exempt, depending on the state, when received by a shareholder as income dividends provided certain state specific conditions are satisfied. Interest received on repurchase agreements collateralized by direct U.S. Government obligations normally is not exempt from state taxation. The Fund will inform shareholders annually of the percentage of income and distributions derived from direct U.S. Government obligations. Shareholders should consult their tax advisers to determine whether any portion of the income dividends received from the Fund is considered tax exempt in their particular states.

A sale, exchange or redemption of a Fund's shares generally is a taxable transaction to the shareholder.

BANKERS' ACCEPTANCES. Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Bankers' acceptances are used by corporations to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

CERTIFICATES OF DEPOSIT. Certificates of deposit are interest bearing instruments with a specific short-term maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid.

COMMERCIAL PAPER. Commercial paper is a term used to describe unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few to 270 days.

FIXED INCOME SECURITIES. Fixed income securities include bonds, notes, debentures and other interest-bearing securities that represent indebtedness. The market value of the fixed income investments in which the Fund invests will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates.

Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of these securities will not necessarily affect cash income derived from these securities but will affect the Fund's net asset value.

MUNICIPAL LEASES. Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities and may be considered to be illiquid. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation certificate in any of the above.

Municipal lease obligations typically are not backed by the municipality's credit, and their interest may become taxable if the lease is assigned. If funds are not appropriated for the following year's lease payments, a lease may terminate, with a possibility of default on the lease obligation and significant loss to the Fund. Under guidelines established by the Board of Trustees, the credit quality of municipal leases will be determined on an ongoing basis, including an assessment of the likelihood that a lease will be canceled.

MUNICIPAL SECURITIES. Municipal securities consist of (i) debt obligations issued by or on behalf of public authorities to obtain funds to be used for various public facilities, for refunding outstanding obligations, for general operating expenses, and for lending such funds to other public institutions and facilities, and (ii) certain private activity and industrial development bonds issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair, or improvement of privately operated facilities. General obligations bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility; tolls from a toll bridge for example. Certificates of participation represent an interest in an underlying obligation or commitment such as an obligation issued in connection with a leasing arrangement. The payment of principal and interest on private activity and industrial development bonds generally is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

Municipal securities include general obligation notes, tax anticipation notes, revenue anticipation notes, bond anticipation notes, certificates of indebtedness, demand notes and construction loan notes. Municipal bonds include general obligation bonds, revenue or special obligation bonds, private activity and industrial development bonds.

PARTICIPATION INTERESTS. Participation interests are interests in Municipal Securities from financial institutions such as commercial and investment banks, savings and loan associations and insurance companies. These interests may take the form of participations, beneficial interests in a trust, partnership interests or any other form of indirect ownership that allows a Fund to treat the income from the investment as exempt from federal income tax. The Fund invests in these participation interests in order to obtain credit enhancement or demand features that would not be available through direct ownership of the underlying Municipal Securities.

RECEIPTS. TRs, TIGRs and CATS--interests in separately traded interest and principal component parts of U.S. Treasury obligations that are issued by banks or brokerage firms and are created by depositing U.S. Treasury obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. Receipts are sold as zero coupon securities which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accrued over the life of the security and constitutes the income earned on the security for both accounting and tax purposes. Because of these features, receipts may be subject to greater price volatility than interest paying U.S. Treasury Obligations. Receipts include Treasury Receipts ("TRs"), Treasury Investment Growth Receipts ("TIGRs"), and Certificates of Accrual on Treasury Securities ("CATS").

REPURCHASE AGREEMENTS. Repurchase agreements are agreements by which the Fund obtains a security and simultaneously commits to return the security to the seller at an agreed upon price (including principal and interest) on an agreed upon date within a number of days from the date of purchase. Repurchase agreements must be fully collateralized at all times. The Fund bears a risk of loss in the event the other party defaults on its obligations and the Fund is delayed or prevented from its right to dispose of the collateral. The Fund will enter into repurchase agreements only with financial institutions deemed to present minimal risk of bankruptcy during the term of the agreement based on established guidelines. Repurchase agreements are considered loans under the 1940 Act, as amended.

SECURITIES LENDING. In order to generate additional income, the Fund may lend securities which it owns pursuant to agreements requiring that the loan be continuously secured by collateral consisting of cash or securities of the U.S. Government or its agencies equal to at least 100% of the market value of the securities lent. The Fund continues to receive interest on the securities lent while simultaneously earning a portion of the return generated from the collateral (or a portion of the return on the investment of cash collateral). Collateral is marked to market daily. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially or become insolvent.

STANDBY COMMITMENTS. Some securities dealers are willing to sell Municipal Securities to the Fund accompanied by their commitments to repurchase the Municipal Securities prior to maturity, at the Fund's option, for the amortized cost of the Municipal Securities at the time of repurchase. These arrangements are not used to protect against changes in the market value of Municipal Securities. They permit the Fund, however, to remain fully invested and still provide liquidity to satisfy redemptions. The cost of Municipal Securities accompanied by these "standby" commitments could be greater than the cost of Municipal Securities without such commitments. Standby commitments are not marketable or otherwise assignable and have value only to the Fund. The default or bankruptcy of a securities dealer giving such a commitment would not affect the quality of the Municipal Securities purchased. However, without a standby commitment, these securities could be more difficult to sell. The Fund enters into standby commitments only with those dealers whose credit the investment adviser believes to be of high quality.

TIME DEPOSITS. Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits may be considered to be illiquid securities.

U.S. GOVERNMENT AGENCY OBLIGATIONS. Obligations issued or guaranteed by agencies of the United States Government, including, among others, the Federal Farm Credit Bank, the Federal Housing Administration and the Small Business Administration, and obligations issued or guaranteed by instrumentalities of the United States Government, including, among others, the Federal Home Loan Mortgage Corporation, the Federal Land Banks and the United States Postal Service. Some of these securities are supported by the full faith and credit of the United States Treasury, others are supported by the right of the issuer to borrow from the Treasury, while still others are supported only by the credit of the instrumentality. Guarantees of principal by agencies or instrumentalities of the United States Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of the Fund's shares.

U.S. GOVERNMENT SECURITIES. Any guaranty by the U.S. Government of the securities in which the Fund invests guarantees only the payment of principal and interest on the guaranteed security and does not guarantee the yield or value of that security or the yield or value of shares of the Fund.

U.S. TREASURY OBLIGATIONS. U.S. Treasury obligations consist of bills, notes, and bonds issued by the U.S. Treasury, and separately traded interest and principal component parts of such obligations that are transferable through the Federal book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPS"). The Fund does not expect to trade STRIPS actively.

VARIABLE AND FLOATING RATE INSTRUMENTS. Certain of the obligations purchased by the Fund may carry variable or floating rates of interest, may involve a conditional or unconditional demand feature and may include variable amount master demand notes. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period, and may have a floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such securities.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. When-issued or delayed delivery basis transactions involve the purchase of an instrument with payment and delivery taking place in the future. Delivery of and payment for these securities may occur a month or more after the date of the purchase commitment. However, the Fund may purchase securities on a when-issued or delayed basis only when settlement takes place within 15 days of the purchase of such securities. To the extent required by the 1940 Act, the Fund will maintain with the custodian a separate account with liquid high grade debt securities or cash in an amount at least equal to these commitments. The interest rate realized on these securities is fixed as of the purchase date and no interest accrues to the Fund before settlement. These securities are subject to market fluctuation due to changes in market interest rates and it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. Although the Fund generally purchases securities on a when-issued or forward commitment basis with the intention of actually acquiring securities for its portfolio, the Fund may dispose of a when-issued security or forward commitment prior to settlement if it deems appropriate.

INVESTMENT LIMITATIONS

The Fund will not:

  . borrow money directly or through reverse repurchase agreements
    (arrangements in which the Fund sells a portfolio instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge up to 15% of the value of its total assets to secure such borrowings; or
  . with respect to 75% of the value of its total assets, invest more than 5% of the value of its total assets in the securities of any one issuer, other than cash, cash items or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such securities. However, to the extent that the diversification requirements imposed by Rule 2a-7 are more stringent, the Fund will follow the dictates of Rule 2a-7.

The above investment limitations cannot be changed without shareholder approval.

FUND INFORMATION
-------------------------------------------------------------------------------

MANAGEMENT OF THE FUND

BOARD OF TRUSTEES. The Board of Trustees is responsible for managing the business affairs of the Trust and for exercising all of the powers of the Trust except those reserved for the shareholders.

INVESTMENT ADVISER. Pursuant to an investment advisory contract with the Trust and subject to direction by the Trustees, investment decisions for the Fund are made by Compass Bank, an Alabama state banking corporation that is a Federal Reserve System member bank, (the "Adviser"). The Adviser has delegated these responsibilities, subject to its supervision, to the sub-adviser.

  ADVISORY FEES. The Adviser is entitled to receive an annual investment advisory fee equal to .40% of the Fund's average daily net assets payable from the assets of the Fund. The Adviser may choose to voluntarily waive or reimburse a portion of its fee. The Adviser reserves the right, in its sole discretion, to terminate these voluntary waivers at any time.

  ADVISER'S BACKGROUND. Compass Bank is a wholly-owned subsidiary of Compass Bancshares, Inc. ("Bancshares"), a bank holding company organized under the laws of Delaware. Through its subsidiaries and affiliates, Bancshares, the 55th largest bank holding company in the United States in terms of
  total assets as of           , 1997, offers a full range of financial
  services to the public including commercial lending, depository services, cash management, brokerage services, retail banking, credit card services, investment advisory services and trust services.

  As of              , 1997, Compass Bank offered a broad range of
  commercial banking services. The Adviser has served as investment adviser
  to mutual funds since February 5, 1990, and as of              , 1997, the
  Asset Management Group of Compass Bank had approximately $   billion under
  administration of which it had investment discretion over approximately
  $    billion. The Asset Management Group of Compass Bank provides investment advisory and management services for the assets of individuals, pension and profit sharing plans, endowments and foundations.

  As part of its regular banking operations, the Adviser may make loans to public companies. Thus, it may be possible, from time to time, for the Fund to hold or acquire the securities of issuers which are also lending clients of the Adviser. The lending relationship will not be a factor in the selection of securities.

INVESTMENT SUB-ADVISER. Weiss, Peck & Greer, L.L.C. ("WPG") serves as the Fund's investment sub-adviser under a sub-advisory agreement (the "Sub-Advisory Agreement") with the Adviser. Under the Sub-Advisory Agreement, WPG invests the assets of the Fund on a daily basis, and continuously administers the investment program of the Fund.

WPG is a limited liability company founded as a limited partnership in 1970, and engages in investment management, venture capital management and management buyouts. Since its founding, WPG has been active in managing
portfolios of tax exempt securities. Currently, WPG manages over $   billion
in assets, $   billion of which is invested in tax exempt money market funds.
The principal business address of WPG is One New York Plaza, New York, N.Y.
10004.

WPG is entitled to a fee which is paid by the Adviser and which is calculated daily and paid monthly, at an annual rate of:

DISTRIBUTION OF INSTITUTIONAL SHARES

SEI Investments Distribution Co. (the "Distributor") is the principal distributor for Shares of the Fund. It is a wholly-owned subsidiary of SEI Investments Company ("SEI Investments") and is the principal distributor for a number of investment companies. In connection with the sale of Institutional Shares, the Distributor may, from time to time, offer certain items of nominal value to any shareholder or investor.

ADMINISTRATION OF THE FUND

ADMINISTRATIVE SERVICES. SEI Fund Resources (the "Administrator") provides the Fund with certain administrative personnel and services necessary to operate the Fund. Such services include shareholder servicing and certain legal and accounting services. For these services, the Administrator is entitled to a fee which is calculated daily and paid monthly at an annual rate of .20% of the Fund's average daily net assets payable from the assets of the Fund. The Administrator may choose to voluntarily waive a portion of its fee. The Administrator reserves the right, in its sole discretion, to terminate these voluntary waivers at any time.

TRANSFER AGENT/SERVICING AGENT. State Street Bank and Trust Company and Boston Financial Data Services, Inc. (the "Transfer Agent") act as transfer agent and servicing agent, respectively, for the Trust, and are entitled to compensation for such services payable from the assets of the Fund.

CUSTODIAN. Compass Bank, which also serves as the Fund's investment adviser, is custodian for the securities and cash of the Fund for which it receives an annual fee of .02% of the Fund's daily net assets payable from the assets of the Fund and is reimbursed for its out of pocket expenses.

NET ASSET VALUE
-------------------------------------------------------------------------------

The Fund attempts to stabilize the net asset value of its Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per Share is determined by adding the interest of the Shares in the value of all securities and other assets of the Fund, subtracting the interest of the Shares in the liabilities of the Fund and those attributable to Shares, and dividing the remainder by the total number of Shares outstanding. The Fund, of course, cannot guarantee that its net asset value will always remain at $1.00 per Share.

The net asset value is determined at 12:00 noon, 3:00 p.m. (Central time), and as of the close of trading on the New York Stock Exchange ("NYSE") (normally 3:00 p.m., Central time) on days on which both the NYSE and the Federal Reserve wire system are open for business (a "Business Day").

INVESTING IN INSTITUTIONAL SHARES
-------------------------------------------------------------------------------

SHARE PURCHASES

Institutional Shares are available through the Asset Management Group of Compass Bank or through the trust division of any banking affiliate of Bancshares or trust company affiliate of Bancshares for qualifying customers establishing fiduciary, trust, private banking, agency, custody, and similar relationships with Compass Bank's Asset Management Group or such trust division or trust company affiliate. Investors may purchase Institutional Shares of the Fund on each Business Day. [Investors may also purchase Institutional Shares directly from the Transfer Agent or an authorized sub-transfer agent.] The Trust reserves the right to reject any purchase request.

The minimum initial investment in Institutional Shares of the Fund is [$1,000,000]; however, the Distributor may waive the minimum investment in its discretion.

The Compass Bank Asset Management Group and other affiliates and divisions of any affiliate of Bancshares through which Institutional Shares are available sometimes are referred to below as "Compass."

To purchase Shares, a customer may contact the Compass Asset Management Group or other Compass trust division or trust company affiliate by telephoning Compass Bank. Payment may be made either by check or wire transfer of federal funds or by debiting a customer's account at a Bancshares banking affiliate.

To purchase by check, the check must be included with the order and made payable to "The Expedition Tax-Free Money Market Fund--Institutional Shares." Orders are considered received after payment by check is converted into federal funds. Third party checks, credit cards, credit card checks and cash will not be accepted. When purchases are made by check, redemptions will not be allowed until the investment being redeemed has been in the account for 15 business days.

When payment is made through wire transfer of federal funds, the order is considered received immediately upon receipt of the wire. Payment by wire must be received before 3:00 p.m. (Central time) on the same day as the order. Prior to purchasing by wire, investors should call their Compass representative prior to 1:00 p.m. (Central time). Shares can not be purchased by Federal Reserve wire on days when either the NYSE or Federal Reserve is closed. Federal funds should be wired as follows: State Street Bank & Trust Co. ABA #011000028 for credit to DDA #9905-303-5, Further credit to: The Expedition Tax-Free Money Market Fund--Institutional Shares; Re: (Shareholder name and account number). Shares cannot be purchased by Federal Reserve wire on days when the NYSE or the Federal Reserve is closed.

WHAT SHARES COST

Shares are sold at their net asset value next determined after an order is received. There is no sales charge imposed by the Fund.

SHAREHOLDER ACCOUNTS

Compass maintains a Share account for each shareholder of record. Share certificates are not issued. Institutional Shares sold to Compass acting in a fiduciary, advisory, custodial, agency, or similar capacity on behalf of customers may be held of record by Compass. Beneficial ownership of the Institutional Shares are recorded by Compass and reflected in the account statements provided by Compass to customers, and reports of purchases and redemptions of Institutional Shares by Compass in a fiduciary, advisory, custodial, agency or similar capacity on behalf of customers are provided periodically by Compass to such customers.

DIVIDENDS

Dividends are declared daily and paid monthly. Dividends are automatically reinvested on payment dates in additional Shares unless cash payments are requested by shareholders in writing to the Trust or Compass, as appropriate. Share purchase orders received by the Fund before 11:00 a.m. (Central time) earn dividends that day.

CAPITAL GAINS

Net capital gains realized by the Fund, if any, could result in an increase in dividends. Capital losses could result in a decrease in dividends. If, for some extraordinary reason, the Fund realizes net long-term capital gains, it will distribute them at least once every twelve months, and will be automatically reinvested in additional Shares unless cash payments are requested in writing to the Transfer Agent or Compass, as appropriate.

EXCHANGE PRIVILEGE
-------------------------------------------------------------------------------

Shareholders may exchange Institutional Shares of the Fund for Institutional Shares in The Expedition Money Market Fund, The Expedition Equity Fund and The Expedition Bond Fund. Neither the Trust nor any of the Funds imposes any additional fees on exchanges.

Upon receipt of proper instructions and all necessary supporting documents, shares submitted for exchange will be redeemed at the next-determined net asset value. If the exchanging shareholder does not have an account in the participating fund whose shares are being acquired, a new account will be established with the same registration, dividend and capital gain options as the account from which shares are exchanged, unless otherwise specified by the shareholders. In the case where the new account registration is not identical to that of the existing account, a signature guarantee is required. (See "Redeeming Shares--By Mail.") Exercise of this privilege is treated as a redemption and new purchase for federal income tax purposes and, depending on the circumstances, a short or long-term capital gain or loss may be realized. The Fund reserves the right to modify or terminate the exchange privilege at any time. Shareholders would be notified prior to any modification or termination. Shareholders may obtain further information on the exchange privilege by calling Compass. Shareholders who exchange into Shares of the Fund will not receive a dividend from the Fund on the date of the exchange.

EXCHANGE BY TELEPHONE. Shareholders may provide instructions for exchanges between participating funds by calling 1-800-992-2085. In addition, investors may exchange Shares by calling their authorized representative directly.

An authorization form permitting the Fund to accept telephone exchange requests must first be completed. It is recommended that investors request this privilege at the time of their initial application. If not completed at the time of initial application, authorization forms and information on this service can be obtained through a Compass representative.

Shares may be exchanged by telephone only between fund accounts having identical shareholder registrations. Exchange instructions given by telephone may be electronically recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Telephone exchange instructions must be received before 1:00 p.m. (Central time) for Shares to be exchanged the same day.

WRITTEN EXCHANGE. A shareholder wishing to make an exchange by written request may do so by sending it to: The Expedition Tax-Free Money Market Fund-- Institutional Shares, P.O. Box 8010, Boston, Massachusetts 02266-8010.

REDEEMING INSTITUTIONAL SHARES
-------------------------------------------------------------------------------

The Fund redeems Shares at their net asset value next determined after Compass receives the redemption request. Redemptions will be made on each Business Day. Telephone or written requests for redemptions must be received in proper form and can be made through Compass.

BY TELEPHONE. Shareholders may redeem Shares of the Fund by telephoning Compass. Shareholders may call toll-free 1-800-992-2085. An authorization form permitting the Fund to accept telephone redemption requests must first be completed. Redemption requests through Compass must be received before 11:30 a.m. (Central time). If at any time, the Fund shall determine it necessary to terminate or modify this method of redemption, shareholders would be promptly notified.

Redemption requests must be received by and transmitted to Compass before 11:30 a.m. (Central time) in order for the proceeds to be wired that same day. Compass is responsible for promptly submitting redemption requests and providing proper written redemption instructions to the Transfer Agent.

For calls received by Compass before 11:30 a.m. (Central time) proceeds will normally be wired the same day to Compass. For calls received after 11:30 a.m. (Central time) proceeds will normally be wired the following business day. In no event will proceeds be wired more than seven days after a proper request for redemption has been received.

Redemption requests received before 11:30 a.m. (Central time) will normally be paid the same day but will not be entitled to that day's dividend.

None of Compass, the Transfer Agent nor the Trust will be responsible for any loss, liability, cost or expense for acting upon wire or telephone instructions that it reasonably believes to be genuine. The Trust and Transfer Agent will each employ reasonable procedures to confirm that instructions communicated by telephone are genuine, including requiring a form of personal identification prior to acting upon instructions received by telephone and recording telephone instructions. Such procedures may include taping of telephone conversations.

If market conditions are extraordinarily active or other extraordinary circumstance exist, and you experience difficulties placing redemption orders by telephone, you may consider placing your order by mail.

BY MAIL. Shareholders may redeem Shares of the Fund by sending a written request to the Fund through Compass. The written request should include the shareholder's name, the Fund name, the class name, the account number, and the Share or dollar amount requested. Investors redeeming through Compass should mail written requests to: The Expedition Tax-Free Money Market Fund-- Institutional Shares, P.O. Box 8010, Boston, Massachusetts 02266-8010.

SIGNATURES. Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund or a redemption payable other than to the shareholder of record must have their signatures guaranteed by:

  . a trust company or commercial bank whose deposits are insured by the
    Bank Insurance Fund ("BIF"), which is administered by the FDIC;
  . a member of the New York, American, Boston, Midwest, or Pacific Stock
    Exchanges;
  . a savings bank or savings association whose deposits are insured by the Savings Association Insurance Fund ("SAIF") which is administered by the FDIC; or
  . any other "eligible guarantor institution," as defined in the Securities
    Exchange Act of 1934.

The Trust does not accept signatures guaranteed by a notary public.

The Trust and its transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Fund may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. Redemptions of $40,000 or greater for the Fund must be in writing and a signature guarantee must accompany the written request. The Trust and its transfer agent reserve the right to amend these standards at any time without notice.

Normally, a check for the proceeds is mailed to the shareholder within one business day, but in no event more than seven days, after receipt of a proper written redemption request.

SHAREHOLDER INFORMATION
-------------------------------------------------------------------------------

VOTING RIGHTS

Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of each portfolio in the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only shares of that Fund or class are entitled to vote.

As used in this Prospectus, a "vote of a majority of the outstanding shares" of a Fund means, with respect to the approval of an investment advisory agreement, sub-advisory agreement, or a change in a fundamental investment limitation, the lesser of (a) more than 50% of the outstanding shares of a Fund, or (b) at least 67% of the shares of a Fund present at a meeting at which the holders of more than 50% of the outstanding shares of such Fund are represented in person or by proxy.

As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust or the Fund's operation and for the election of Trustees under certain circumstances.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of the shareholders shall be called by the Trustees upon the written request of shareholders owning at least 10% of the Trust's outstanding shares.

EFFECT OF BANKING LAWS
-------------------------------------------------------------------------------

The Glass-Steagall Act and other banking laws and regulations presently prohibit a bank holding company registered under the Bank Holding Company Act of 1956 or any affiliate thereof from sponsoring, organizing or controlling a registered, open-end investment company continuously engaged in the issuance of its shares, and from issuing, underwriting, selling or distributing securities in general. Such laws and regulations do not prohibit such a holding company or affiliate from acting as investment adviser, transfer agent, or custodian to such an investment company or from purchasing shares of such a company as agent for and upon the order of their customers.

Compass Bank, Bancshares and certain of Bancshares' affiliates are subject to such banking laws and regulations. They believe, based on the advice of their counsel, that they may perform those services for the Fund contemplated by any existing agreement entered into with the Trust without violating those laws or regulations. Changes in either federal or state statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of present or future statutes and regulations, could prevent these entities from continuing to perform all or a part of the above services. If this happens, the Trustees would consider alternative means of continuing available investment services. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences.

TAX INFORMATION
-------------------------------------------------------------------------------

FEDERAL INCOME TAX

The Fund intends to pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios will not be combined for tax purposes with those realized by the Fund.

If, at the close of each quarter of its taxable year, at least 50% of the value of the Fund's assets consist of obligations the interest on which is excludable from gross income for federal tax purposes, the Fund may pay "exempt-interest dividends" to its shareholders. Those dividends constitute the portion of the aggregate dividends as designated by the Fund equal to the excess of the excludable interest over certain amounts disallowed as deductions. Exempt-interest dividends are excludable from a shareholder's gross income for regular federal income tax purposes, but may have certain collateral federal income tax consequences, including alternative minimum tax. See the Statement of Additional Information.

Current federal law limits the types and volume of bonds qualifying for the federal income tax exemption of interest, which may have an effect on the ability of the Fund to purchase sufficient amounts of tax-exempt securities to satisfy the Code's requirements for the payment of "exempt-interest dividends."

Dividends declared by the Fund in October, November or December of any year and payable to shareholders of record on a date in one of those months will be deemed to have been paid by the Fund and received by the shareholders on December 31 of the year and paid by the Fund at any time during the following January.

With respect to investments in U.S. Treasury STRIPS, which are sold with original issue discount and do not make periodic cash interest payments, the Fund will be required to include as part of its current income the imputed interest on such obligations even though the Fund has not received any interest payments on such obligations during that period. Because the Fund distributes all of its net investment income to its shareholders, the Fund may have to sell portfolio securities to distribute such imputed income, which may occur at a time when the Adviser would not have chosen to sell such securities and which may result in a taxable gain or loss.

Investment income received directly by the Fund on direct U.S. Government obligations is exempt from income tax at the state level when received directly and may be exempt, depending on the state, when received by a shareholder as income dividends provided certain state specific conditions are satisfied. Interest received on repurchase agreements collateralized by direct U.S. Government obligations normally is not exempt from state taxation. The Fund will inform shareholders annually of the percentage of income and distributions derived from direct U.S. Government obligations. Shareholders should consult their tax advisers to determine whether any portion of the income dividends received from the Fund is considered tax exempt in their particular states.

A sale, exchange or redemption of a Fund's shares generally is a taxable transaction to the shareholder.

STATE AND LOCAL TAXES. Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

PERFORMANCE INFORMATION
-------------------------------------------------------------------------------

From time to time, the Fund advertises its yield, effective yield and total return.

The yield of Shares represents the annualized rate of income earned on an investment in Shares over a seven-day period. It is the annualized dividends earned during the period on the investment, shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but, when annualized, the income earned by an investment in Shares is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

The Fund may also advertise a "tax-equivalent yield," which is calculated by determining the rate of return that would have to be achieved on a fully taxable investment to produce the after-tax equivalent of the Fund's yield, assuming certain tax brackets for the shareholder.

Total return represents the change, over a specified period of time, in the value of an investment in Shares after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

Yield, effective yield, tax-equivalent yield and total return will be calculated separately for Institutional Shares and Investment Service Shares. Because Investment Service Shares have a shareholder servicing plan, the yield, effective yield, tax-equivalent yield and total return for Institutional Shares, for the same period, ordinarily will exceed that of Investment Service Shares.

From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.

OTHER CLASSES OF SHARES
-------------------------------------------------------------------------------

The Fund also offers another class of shares called Investment Service Shares. Investment Service Shares are sold at net asset value. Investments in Investment Service Shares are subject to a minimum initial investment of $1,000.

The stated advisory fee is the same for both classes of shares.

To obtain more information and a prospectus for Investment Service Shares, investors may call 1-800-992-2085.

ADDRESSES
--------------------------------------------------------------------------------

The Expedition Tax-Free Money Market Fund                                             One Freedom Valley Road
                                                                                      Oaks, Pennsylvania 19456
--------------------------------------------------------------------------------------------------------------------------
Distributor
                                           SEI Investments Distribution Co.           One Freedom Valley Road
                                                                                      Oaks, Pennsylvania 19456
--------------------------------------------------------------------------------------------------------------------------
Investment Adviser and Custodian
                                           Compass Bank                               15 S. 20th Street
                                                                                      Birmingham, Alabama 35233
--------------------------------------------------------------------------------------------------------------------------
Investment Sub-Adviser
                                           Weiss, Peck & Greer, L.L.C.                One New York Plaza
                                                                                      New York, New York 10004
--------------------------------------------------------------------------------------------------------------------------
Transfer Agent and Servicing Agent
                                           Transfer Agent                             Servicing Agent
                                           State Street Bank and Trust Company        Boston Financial Data Services, Inc.
                                           225 Franklin Street                        Two Heritage Drive
                                           Boston, Massachusetts 02110                Quincy, Massachusetts 02171
--------------------------------------------------------------------------------------------------------------------------
Independent Auditors
                                           Deloitte & Touche LLP                      2500 One PPG Place
                                                                                      Pittsburgh, Pennsylvania 15222-5401
--------------------------------------------------------------------------------------------------------------------------
Counsel
                                           Morgan, Lewis & Bockius LLP                1800 M Street, N.W.
                                                                                      Washington, D.C. 20036
--------------------------------------------------------------------------------------------------------------------------

                                                     THE EXPEDITION
                                               TAX-FREE MONEY MARKET FUND
                                                  INSTITUTIONAL SHARES
                                                       PROSPECTUS

                                                     A PORTFOLIO OF
                                                 THE EXPEDITION FUNDS,
                                                AN OPEN-END, MANAGEMENT
                                                   INVESTMENT COMPANY

                                                         , 1998
                                                       ----------

  SEI Investments Distribution Co.
  ---------------------------
  Distributor

  COMPASS BANK
  ---------------------------
  Investment Adviser
  Cusip #

  [LOGO OF RECYCLED PAPER APPEARS HERE]

THE EXPEDITION TAX-FREE MONEY MARKET FUND
(A PORTFOLIO OF THE EXPEDITION FUNDS)
INVESTMENT SERVICE SHARES

PROSPECTUS

The Investment Service Shares ("Shares") offered by this prospectus represent interests in the portfolio known as The Expedition Tax-Free Money Market Fund (the "Fund"). The Fund is one of a series of investment portfolios in The Expedition Funds (the "Trust"), an open-end, management investment company (a mutual fund).

THE FUND ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO DO SO.

The investment objective of the Fund is to provide current income, exempt from Federal income taxes, consistent with stability of principal. The Fund pursues this investment objective by investing in a variety of high-quality money market instruments maturing in thirteen months or less, the interest on which is exempt from Federal income tax.

Shareholders can invest in or redeem Shares at any time without charge or penalty imposed by the Fund.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF COMPASS BANK, COMPASS BANCSHARES, INC. OR ANY OF ITS AFFILIATES, OR OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY COMPASS BANK, COMPASS BANCSHARES, INC. OR ANY OF ITS AFFILIATES, OR BY ANY BANK, AND ARE NOT OBLIGATIONS OF, GUARANTEED BY OR INSURED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION ("FDIC"), THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY.

Compass Bank, an Alabama banking corporation, serves as investment adviser and custodian of the Fund, and Compass Bank and certain of its affiliates provide or may provide certain other services to the Fund, for which services Compass Bank and/or its affiliates will be compensated. SEI Investments Distribution Co., which is not affiliated with Compass Bank, is the sponsor and serves as distributor of the Fund.

This prospectus contains the information you should read and know before you invest in Shares of the Fund. Keep this prospectus for future reference.

The Trust has also filed a Statement of Additional Information dated      ,
1997 with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information free of charge by calling 1-800-992-2085. To obtain other information or make inquiries about the Fund, contact the Fund at the address listed in the back of this prospectus.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus dated       , 1998

TABLE OF CONTENTS
--------------------------------------------------------------------------------

SUMMARY OF FUND EXPENSES                                                       1
--------------------------------------------------------------------------------
GENERAL INFORMATION                                                            2
--------------------------------------------------------------------------------
INVESTMENT INFORMATION                                                         2
--------------------------------------------------------------------------------

 Investment Objective                                                          2
 Investment Policies                                                           2
 Investment-Limitations                                                        7
FUND INFORMATION                                                               7
--------------------------------------------------------------------------------
 Management of the Fund                                                        7
 Distribution of Investment Service
 Shares                                                                        8
 Administration of the Fund                                                    9
NET ASSET VALUE                                                                9
--------------------------------------------------------------------------------
INVESTING IN INVESTMENT SERVICE
SHARES                                                                        10
--------------------------------------------------------------------------------

 Share Purchases                                                              10
 What Shares Cost                                                             11
 Shareholder Accounts                                                         11
 Dividends                                                                    11
 Capital Gains                                                                11
 Systematic Investment Program                                                11
 Retirement Plans                                                             11
EXCHANGE PRIVILEGE                                                            12
--------------------------------------------------------------------------------

REDEEMING INVESTMENT SERVICE
SHARES                                                                        13
--------------------------------------------------------------------------------

 Systematic Withdrawal Program                                                14
 Accounts with Low Balances                                                   15
SHAREHOLDER INFORMATION                                                       15
--------------------------------------------------------------------------------

 Voting Rights                                                                15
EFFECT OF BANKING LAWs                                                        15
--------------------------------------------------------------------------------
TAX INFORMATION                                                               16
--------------------------------------------------------------------------------

 Federal Income Tax                                                           16
PERFORMANCE INFORMATION                                                       17
--------------------------------------------------------------------------------
OTHER CLASSES OF SHARES                                                       18
--------------------------------------------------------------------------------
ADDRESSES                                                                     19
--------------------------------------------------------------------------------


                                       I

SUMMARY OF FUND EXPENSES
-------------------------------------------------------------------------------

                         INVESTMENT SERVICE SHARES
                      SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on Purchases (as a percentage of
offering price).....................................................    None
Maximum Sales Charge Imposed on Reinvested Dividends
 (as a percentage of offering price)................................    None
Contingent Deferred Sales Charge (as a percentage of original
 purchase price or redemption proceeds, as applicable)..............    None
Redemption Fee (as a percentage of amount redeemed, if applicable)..    None*
Exchange Fee........................................................    None

*Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

                       ANNUAL FUND OPERATING EXPENSES
                  (As a percentage of average net assets)
Management Fee (after waiver) (1) .................................. [0.07%]
Shareholder Servicing Fee .......................................... [0.36%]
Total Other Expenses (2)............................................ [0.23%]
Total Operating Expenses (3)........................................ [0.68%]

(1) The management fee has been reduced to reflect a voluntary waiver. Absent this waiver, the maximum management fee is .40%. The Adviser has voluntarily agreed to waive all or a portion of its fee to limit Total Operating Expenses to not more than [.68%]. The Adviser reserves the right, in its sole discretion, to terminate these voluntary fee waivers at any time.

(2) The Administrator has agreed to waive, on a voluntary basis, a portion of its fees. The Administrator reserves the right to terminate its waiver at any time in its sole discretion. Absent such waiver, "Total Other Expenses" for the Fund are estimated to be [.28%] for the current fiscal year.

(3) Absent the voluntary waivers and reimbursements described above, "Total Operating Expenses" for the Fund are estimated to be 0.81% for the current fiscal year.

  THE PURPOSE OF THIS TABLE IS TO ASSIST AN INVESTOR IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT A SHAREHOLDER OF THE INVESTMENT SERVICE SHARES OF THE FUND WILL BEAR, EITHER DIRECTLY OR INDIRECTY. FOR MORE COMPLETE DESCRIPTIONS OF THE VARIOUS COSTS AND EXPENSES, SEE "FUND INFORMATION" AND "INVESTING IN THE INVESTMENT SERVICE SHARES."

EXAMPLE                                                          1 year 3 years
-------                                                          ------ -------
You would pay the following expenses on a $1,000 investment
assuming (1) 5% annual return and (2) redemption at the end of
each time period. The Fund charges no redemption fee............  $ 7     $22

  THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. THE FUND IS NEW AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. BECAUSE THE FUND IS NEW, THE FUND HAS NOT PROJECTED EXPENSES BEYOND THE THREE-YEAR PERIOD SHOWN

GENERAL INFORMATION
-------------------------------------------------------------------------------

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated August 7, 1989. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. The shares of beneficial interest in any one portfolio may be offered in separate classes. As of the date of this prospectus, the Board of Trustees (the "Trustees") has established two classes of shares of the Fund, Institutional Shares and Investment Service Shares. This prospectus relates only to Investment Service Shares of the Expedition Tax-Free Money Market Fund.

The Fund attempts to stabilize the value of a Share at $1.00. Shares are currently sold and redeemed at that price.

INVESTMENT INFORMATION
-------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
The investment objective of the Fund is to provide current income, exempt from Federal income taxes, consistent with stability of principal. The investment objective cannot be changed without approval of shareholders. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by complying with the diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940 (the "1940 Act") which regulates money market mutual funds and by following the investment policies described in this prospectus.

INVESTMENT POLICIES

The Fund pursues its investment objective by investing primarily in a portfolio of money market instruments maturing in thirteen months or less. The average maturity of money market instruments in the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less. Unless indicated otherwise, the investment policies set forth below may be changed by the Trustees without the approval of shareholders. Shareholders will be notified before any material change in these policies becomes effective. Since the Fund often purchases securities by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.

ACCEPTABLE INVESTMENTS. Under normal market conditions, the Fund will invest at least 80% of its net assets in eligible securities issued by or on behalf of the states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, the interest on which is exempt from Federal income tax (collectively, "Municipal Securities"). The Fund will invest at least 80% of its assets in Municipal Securities the interest on which is not treated as a preference item for purposes of the federal alternative minimum tax. This investment policy is a fundamental policy of the Fund. The Fund will purchase municipal bonds, municipal notes, municipal lease obligations, tax-exempt money market mutual funds, and tax-exempt commercial paper rated in the two highest short-term rating categories by a nationally recognized statistical rating organization (an "NRSRO") in accordance with Securities and Exchange Commission ("SEC") regulations at the time of investment or, if not rated, determined by the Adviser to be of comparable quality.

The Adviser will not invest more than 25% of Fund assets in Municipal Securities (a) whose issuers are located in the same state or (b) the interest on which is derived from revenues of similar type projects. This restriction does not apply to Municipal Securities in any of the following categories: public housing authorities; general obligations of states and localities; state and local housing finance authorities; or municipal utilities systems.

The Fund may purchase municipal obligations with demand features, including variable and floating rate obligations. In addition, the Fund may invest in commitments to purchase securities on a "when issued" basis and purchase securities subject to a standby commitment.

The Fund may purchase securities on a when-issued or delayed basis only when settlement takes place within 15 days of the purchase of such securities.

The Fund may invest up to 20% of the Fund's net assets in the aggregate in taxable money market instruments, taxable money market mutual funds, and securities subject to the alternative minimum tax. Taxable money market instruments in which the Fund may invest consist of (i) bankers' acceptances, certificates of deposits, notes and time deposits of highly-rated U.S. banks and U.S. branches of foreign banks; (ii) U.S. Treasury obligations and obligations issued or guaranteed by the agencies and instrumentalities of the U.S. Government, including STRIPS; (iii) high quality commercial paper issued by U.S. and foreign corporations; (iv) debt obligations with a maturity of one year or less issued by corporations with outstanding high-quality commercial paper; (v) receipts (including TRs, TIGRs and CATs, as defined below) and (vi) repurchase agreements involving any of the foregoing obligations entered into with highly-rated banks and broker-dealers.

The Fund may engage in securities lending and may also borrow money in amounts up to 33 1/3% of its net assets.

With respect to investments in U.S. Treasury STRIPS, which are sold with original issue discount and do not make periodic cash interest payments, the Fund will be required to include as part of its current income the imputed interest on such obligations even though the Fund has not received any interest payments on such obligations during that period. Because the Fund distributes all of its net investment income to its shareholders, the Fund may have to sell portfolio securities to distribute such imputed income, which may occur at a time when the Adviser would not have chosen to sell such securities and which may result in a taxable gain or loss.

Investment income received directly by the Fund on direct U.S. Government obligations is exempt from income tax at the state level when received directly and may be exempt, depending on the state, when received by a shareholder as income dividends provided certain state specific conditions are satisfied. Interest received on repurchase agreements collateralized by direct U.S. Government obligations normally is not exempt from state taxation. The Fund will inform shareholders annually of the percentage of income and distributions derived from direct U.S. Government obligations. Shareholders should consult their tax advisers to determine whether any portion of the income dividends received from the Fund is considered tax exempt in their particular states.

A sale, exchange or redemption of a Fund's shares generally is a taxable transaction to the shareholder.

BANKERS' ACCEPTANCES. Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Bankers' acceptances are used by corporations to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

CERTIFICATES OF DEPOSIT. Certificates of deposit are interest bearing instruments with a specific short-term maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid.

COMMERCIAL PAPER. Commercial paper is a term used to describe unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few to 270 days.

FIXED INCOME SECURITIES. Fixed income securities include bonds, notes, debentures and other interest-bearing securities that represent indebtedness. The market value of the fixed income investments in which the Fund invests will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates.

Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of these securities will not necessarily affect cash income derived from these securities but will affect the Fund's net asset value.

MUNICIPAL LEASES. Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities and may be considered to be illiquid. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation certificate in any of the above.

Municipal lease obligations typically are not backed by the municipality's credit, and their interest may become taxable if the lease is assigned. If funds are not appropriated for the following year's lease payments, a lease may terminate, with a possibility of default on the lease obligation and significant loss to the Fund. Under guidelines established by the Board of Trustees, the credit quality of municipal leases will be determined on an ongoing basis, including an assessment of the likelihood that a lease will be canceled.

MUNICIPAL SECURITIES. Municipal securities consist of (i) debt obligations issued by or on behalf of public authorities to obtain funds to be used for various public facilities, for refunding outstanding obligations, for general operating expenses, and for lending such funds to other public institutions and facilities, and (ii) certain private activity and industrial development bonds issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair, or improvement of privately operated facilities. General obligations bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility; tolls from a toll bridge for example. Certificates of participation represent an interest in an underlying obligation or commitment such as an obligation issued in connection with a leasing arrangement. The payment of principal and interest on private activity and industrial development bonds generally is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

Municipal securities include general obligation notes, tax anticipation notes, revenue anticipation notes, bond anticipation notes, certificates of indebtedness, demand notes and construction loan notes. Municipal bonds include general obligation bonds, revenue or special obligation bonds, private activity and industrial development bonds.

PARTICIPATION INTERESTS. Participation interests are interests in Municipal Securities from financial institutions such as commercial and investment banks, savings and loan associations and insurance companies. These interests may take the form of participations, beneficial interests in a trust, partnership interests or any other form of indirect ownership that allows a Fund to treat the income from the investment as exempt from federal income tax. The Fund invests in these participation interests in order to obtain credit enhancement or demand features that would not be available through direct ownership of the underlying Municipal Securities.

RECEIPTS. TRs, TIGRs and CATS--interests in separately traded interest and principal component parts of U.S. Treasury obligations that are issued by banks or brokerage firms and are created by depositing U.S. Treasury obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. Receipts are sold as zero coupon securities which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accrued over the life of the security and constitutes the income earned on the security for both accounting and tax purposes. Because of these features, receipts may be subject to greater price volatility than interest paying U.S. Treasury Obligations. Receipts include Treasury Receipts ("TRs"), Treasury Investment Growth Receipts ("TIGRs"), and Certificates of Accrual on Treasury Securities ("CATS").

REPURCHASE AGREEMENTS. Repurchase agreements are agreements by which the Fund obtains a security and simultaneously commits to return the security to the seller at an agreed upon price (including principal and interest) on an agreed upon date within a number of days from the date of purchase. Repurchase agreements must be fully collateralized at all times. The Fund bears a risk of loss in the event the other party defaults on its obligations and th Fund is delayed or prevented from its right to dispose of the collateral. The Fund will enter into repurchase agreements only with financial institutions deemed to present minimal risk of bankruptcy during the term of the agreement based on established guidelines. Repurchase agreements are considered loans under the 1940 Act.

SECURITIES LENDING. In order to generate additional income, the Fund may lend securities which it owns pursuant to agreements requiring that the loan be continuously secured by collateral consisting of cash or securities of the U.S. Government or its agencies equal to at least 100% of the market value of the securities lent. The Fund continues to receive interest on the securities lent while simultaneously earning a portion of the return generated from the collateral (or a portion of the return on the investment of cash collateral). Collateral is marked to market daily. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially or become insolvent.

STANDBY COMMITMENTS. Some securities dealers are willing to sell Municipal Securities to the Fund accompanied by their commitments to repurchase the Municipal Securities prior to maturity, at the Fund's option, for the amortized cost of the Municipal Securities at the time of repurchase. These arrangements are not used to protect against changes in the market value of Municipal Securities. They permit the Fund, however, to remain fully invested and still provide liquidity to satisfy redemptions. The cost of Municipal Securities accompanied by these "standby" commitments could be greater than the cost of Municipal Securities without such commitments. Standby commitments are not marketable or otherwise assignable and have value only to the Fund. The default or bankruptcy of a securities dealer giving such a commitment would not affect the quality of the Municipal Securities purchased. However, without a standby commitment, these securities could be more difficult to sell. The Fund enters into standby commitments only with those dealers whose credit the Adviser believes to be of high quality.

TIME DEPOSITS. Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits may be considered to be illiquid securities.

U.S. GOVERNMENT AGENCY OBLIGATIONS. Obligations issued or guaranteed by agencies of the United States Government, including, among others, the Federal Farm Credit Bank, the Federal Housing Administration and the Small Business Administration, and obligations issued or guaranteed by instrumentalities of the United States Government, including, among others, the Federal Home Loan Mortgage Corporation, the Federal Land Banks and the United States Postal Service. Some of these securities are supported by the full faith and credit of the United States Treasury, others are supported by the right of the issuer to borrow from the Treasury, while still others are supported only by the credit of the instrumentality. Guarantees of principal by agencies or instrumentalities of the United States Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of the Fund's shares.

U.S. GOVERNMENT SECURITIES. Any guaranty by the U.S. Government of the securities in which the Fund invests guarantees only the payment of principal and interest on the guaranteed security and does not guarantee the yield or value of that security or the yield or value of shares of the Fund.

U.S. TREASURY OBLIGATIONS. U.S. Treasury obligations consist of bills, notes, and bonds issued by the U.S. Treasury, and separately traded interest and principal component parts of such obligations that are transferable through the Federal book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPS"). The Fund does not expect to trade STRIPS actively.

VARIABLE AND FLOATING RATE INSTRUMENTS. Certain of the obligations purchased by the Fund may carry variable or floating rates of interest, may involve a conditional or unconditional demand feature and may include variable amount master demand notes. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period, and may have a floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such securities.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. When-issued or delayed delivery basis transactions involve the purchase of an instrument with payment and delivery taking place in the future. Delivery of and payment for these securities may occur a month or more after the date of the purchase commitment. However, the Fund may purchase securities on a when-issued or delayed basis only when settlement takes place within 15 days of the purchase of such securities. To the extent required by the 1940 Act, the Fund will maintain with the custodian a separate account with liquid securities or cash in an amount at least equal to these commitments. The interest rate realized on these securities is fixed as of the purchase date and no interest accrues to the Fund before settlement. These securities are subject to market fluctuation due to changes in market interest rates and it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. Although the Fund generally purchases securities on a when-issued or forward commitment basis with the intention of actually acquiring securities for its portfolio, the Fund may dispose of a when-issued security or forward commitment prior to settlement if it deems appropriate.

INVESTMENT LIMITATIONS

The Fund will not:

  . borrow money directly or through reverse repurchase agreements
    (arrangements in which the Fund sells a portfolio instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge up to 15% of the value of its total assets to secure such borrowings; or
  . with respect to 75% of the value of its total assets, invest more than 5% of the value of its total assets in the securities of any one issuer, other than cash, cash items or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such securities. However, to the extent that the diversification requirements imposed by Rule 2a-7 are more stringent, the Fund will follow the dictates of Rule 2a-7.

The above investment limitations cannot be changed without shareholder approval.

FUND INFORMATION
-------------------------------------------------------------------------------

MANAGEMENT OF THE FUND

BOARD OF TRUSTEES. The Board of Trustees is responsible for managing the business affairs of the Trust and for exercising all of the powers of the Trust except those reserved for the shareholders.

INVESTMENT ADVISER. Pursuant to an investment advisory contract with the Trust and subject to direction by the Trustees, investment decisions for the Fund are made by Compass Bank, an Alabama state banking corporation that is a Federal Reserve System member bank (the "Adviser"). The Adviser has delegated these responsibilities, subject to its supervision, to the sub-adviser.

  ADVISORY FEES. The Adviser is entitled to receive an annual investment advisory fee equal to .40% of the Fund's average daily net assets payable from the assets of the Fund. The Adviser may choose to voluntarily waive or reimburse a portion of its fee. The Adviser reserves the right, in its sole discretion, to terminate these voluntary waivers at any time.

  ADVISER'S BACKGROUND. The Adviser is a wholly-owned subsidiary of Compass Bancshares, Inc. ("Bancshares"), a bank holding company organized under the laws of Delaware. Through its subsidiaries and affiliates, Bancshares, the 55th largest bank holding company in the United States in terms of
  total assets as of      , 1997, offers a full range of financial services
  to the public including commercial lending, depository services, cash management, brokerage services, retail banking, credit card services, investment advisory services and trust services.

  As of       , 1997, the Adviser offered a broad range of commercial
  banking services. The Adviser has served as investment adviser to mutual
  funds since February 5, 1990, and as of       , 1997, the Asset Management
  Group of Compass Bank had approximately $    billion under administration
  of which it had investment discretion over approximately $     billion.
  The Asset Management Group of Compass Bank provides investment advisory and management services for the assets of individuals, pension and profit sharing plans, endowments and foundations.

  As part of its regular banking operations, the Adviser may make loans to public companies. Thus, it may be possible, from time to time, for the Fund to hold or acquire the securities of issuers which are also lending clients of the Adviser. The lending relationship will not be a factor in the selection of securities.

  INVESTMENT SUB-ADVISER. Weiss, Peck & Greer, L.L.C. ("WPG") serves as the Fund's investment sub-adviser under a sub-advisory agreement (the "Sub-Advisory Agreement") with the Adviser. Under the Sub-Advisory Agreement, WPG invests the assets of the Fund on a daily basis, and continuously administers the investment program of the Fund.

  WPG is a limited liability company founded as a limited partnership in 1970, and engages in investment management, venture capital management and management buyouts. Since its founding, WPG has been active in managing portfolios of tax exempt securities. Currently, WPG manages over $
  billion in assets, $   billion of which is invested in tax exempt money
  market funds. The principal business address of WPG is One New York Plaza, New York, N.Y. 10004.

  WPG is entitled to a fee which is paid by the Adviser and which is calculated daily and paid monthly, at an annual rate of:

DISTRIBUTION OF INVESTMENT SERVICE SHARES

SEI Investments Distribution Co. (the "Distributor") is the principal distributor for Shares of the Fund. It is a wholly-owned subsidiary of SEI Investments Company ("SEI Investments") and is the principal distributor for a number of investment companies. In connection with the sale of Investment Service Shares, the Distributor may, from time to time, offer certain items of nominal value to any shareholder or investor. The Fund reserves the right to reject any purchase request.

SHAREHOLDER SERVICE PLAN. Pursuant to the provisions of a shareholder service plan (the "Plan"), the Fund will pay to the Distributor an amount computed at an annual rate of .25% of the average daily net asset value of the Fund's Investment Service Shares.

The Distributor may select financial institutions such as banks, fiduciaries, custodians for public funds, investment advisers and broker/dealers, including the Adviser and other affiliates of Bancshares, to provide shareholder and/or administrative services as agents for their clients or customers who beneficially own shares of the Fund. Administrative services may include, but are not limited to, the following functions: providing office space, equipment, telephone facilities, and various personnel including clerical, supervisory, and computer as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries regarding the Fund; assisting clients with changing dividend options, account designations and addresses; and providing such other services as the Fund reasonably requests. The schedules of fees and the basis upon which fees will be paid will be determined, from time to time, by the Distributor.

ADMINISTRATION OF THE FUND

ADMINISTRATIVE SERVICES. SEI Fund Resources (the "Administrator") provides the Fund with certain administrative personnel and services necessary to operate the Fund. Such services include shareholder servicing and certain legal and accounting services. For these services, the Administrator is entitled to a fee which is calculated daily and paid monthly at an annual rate of .20% of the Fund's average daily net assets payable from the assets of the Fund. The Administrator may choose to voluntarily waive a portion of its fee. The Administrator reserves the right, in its sole discretion, to terminate these voluntary waivers at any time.

TRANSFER AGENT/SERVICING AGENT. State Street Bank and Trust Company and Boston Financial Data Services, Inc. (the "Transfer Agent") act as transfer agent and servicing agent, respectively, for the Trust, and are entitled to compensation for such services payable from the assets of the Fund.

CUSTODIAN. Compass Bank, an Alabama state banking corporation, which also serves as the Fund's investment adviser, is custodian for the securities and cash of the Fund for which it receives an annual fee of .02% of the Fund's daily net assets payable from the assets of the Fund and is reimbursed for its out of pocket expenses.

NET ASSET VALUE
-------------------------------------------------------------------------------

The Fund attempts to stabilize the net asset value of its Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per Share is determined by adding the interest of the Shares in the value of all securities and other assets of the Fund, subtracting the interest of the Shares in the liabilities of the Fund and those attributable to Shares, and dividing the remainder by the total number of Shares outstanding. The Fund, of course, cannot guarantee that its net asset value will always remain at $1.00 per Share.

The net asset value is determined at 12:00 noon (central time), 1:00 p.m. (Central time), and as of the close of trading on the New York Stock Exchange ("NYSE") (normally 3:00 p.m., Central time) on days on which both the NYSE and the Federal Reserve wire system are open for business.

INVESTING IN INVESTMENT SERVICE SHARES
-------------------------------------------------------------------------------

SHARE PURCHASES

Investment Service Shares are available through the Asset Management Group of Compass Bank, or through other affiliates of Bancshares or divisions of affiliates of Bancshares providing fiduciary, trust, private banking, agency, custody and similar services. Investment Service Shares also may be purchased through divisions and affiliates of Compass Bank and other affiliates of Bancshares providing brokerage and investment services, including Compass Brokerage, Inc., or through the Transfer Agent. Investors may purchase Investment Service Shares of the Fund on each Business Day. The minimum initial investment is $1,000, except for an IRA account, which requires a minimum initial investment of $500. Subsequent investments must be in amounts of at least $100. Investors purchasing shares pursuant to the systematic investment program, which is described below, are subject to different investment requirements. The Trust reserves the right to reject any purchase request.

Compass Bank, Compass Brokerage Inc. and other affiliates of Bancshares and divisions of any affiliate of Bancshares through which Investment Service Shares are available sometimes are referred to below as "Compass."

To purchase Shares, customers of the Compass Asset Management Group or of the trust division of a Bancshares banking affiliate or of a Bancshares trust company affiliate (hereinafter sometimes referred to as "Compass Asset Management") should contact the Asset Management Group or such trust division or trust company by telephoning Compass Bank.

Other customers may contact a Compass Brokerage, Inc. personal investment officer or other authorized registered representative or the Transfer Agent by telephoning 1-800-992-2085. Payment may be made either by check or wire transfer of federal funds or by debiting a customer's account at a Bancshares banking affiliate.

To purchase by check, the check must be included with the order and made payable to "The Expedition Tax-Free Money Market Fund--Investment Service Shares." Orders are considered received after payment by check is converted into federal funds. Third party checks, credit cards, credit card checks and cash will not be accepted. When purchases are made by check, redemptions will not be allowed until the investment being redeemed has been in the account 15 business days.

When payment is made through wire transfer of federal funds, the order is considered received immediately upon receipt of the wire. Payment by wire must be received before 1:00 p.m. (Central time). Prior to purchasing by wire, customers (other than Compass Asset Management customers) should call a Compass Brokerage, Inc. personal investment officer or other authorized registered representative or the Transfer Agent prior to 11:00 a.m. (Central time). Federal funds should be wired as follows: State Street Bank & Trust Co. ABA #011000028 for credit to DDA #9905-303-5, Further credit to: The Expedition Tax-Free Money Market Fund--Investment Service Shares; Re:
(Shareholder name and account number). Shares cannot be purchased by Federal Reserve wire on days when the NYSE or the Federal Reserve is closed.

WHAT SHARES COST

Shares are sold at their net asset value next determined after an order is received. There is no sales charge imposed by the Fund.

SHAREHOLDER ACCOUNTS

Share certificates are not issued. Investment Service Shares sold to a Compass Asset Management division or affiliate acting in a fiduciary, advisory, custodial, agency, or similar capacity on behalf of customers may be held of record by such Compass Asset Management division or affiliate. Beneficial ownership of the Investment Service Shares are recorded by the Compass Asset Management division or affiliate and reflected in the account statements provided by such division or affiliate to customers, and reports of purchases and redemptions of Shares by Compass Asset Management divisions or affiliates on behalf of customers will be provided periodically by such division or affiliate to such customers.

DIVIDENDS

Dividends are declared daily and paid monthly. Dividends are automatically reinvested on payment dates in additional Shares unless cash payments are requested by shareholders in writing to the Transfer Agent or Compass as appropriate. Share purchase orders received by the Fund before 11:00 a.m (Central time) earn dividends that day.

CAPITAL GAINS

Net capital gains, realized by the Fund if any, could result in an increase in dividends. Capital losses could result in a decrease in dividends. If, for some extraordinary reason, the Fund realizes net long-term capital gains, it will distribute them at least once every twelve months and will be reinvested automatically in additional shares unless cash payments are requested in writing to the Transfer Agent or Compass as appropriate.

SYSTEMATIC INVESTMENT PROGRAM

Once a Fund account has been opened, shareholders may add to their investment of Investment Service Shares on a regular basis in a minimum amount of $100 ($25 for directors, officers and employees of Bancshares or its affiliates and members of their immediate families). Under this program, funds may be automatically withdrawn periodically from the shareholder's checking account at a Bancshares banking affiliate and invested in Fund shares at the net asset value next determined after an order is received. A shareholder may apply for participation in this program by calling Compass Brokerage, Inc. or the Transfer Agent at 1-800-992-2085.

RETIREMENT PLANS

Shares of the Fund can be purchased as an investment for retirement plans or for IRA accounts. For further details, contact the Fund and consult a tax adviser.

EXCHANGE PRIVILEGE
-------------------------------------------------------------------------------

Shareholders may exchange Investment Service Shares of the Fund for Investment Service Shares of the Expedition Money Market Fund or for Investment Shares in the Expedition Equity Fund or the Expedition Bond Fund. Shares of Funds with a sales charge may be exchanged at net asset value for shares of other Funds with an equal sales charge or no sales charge. Shares of Funds with no sales charge acquired by direct purchase or reinvestment of dividends on such shares may be exchanged for shares of Funds with a sales charge at net asset value, plus the applicable sales charge imposed by the Fund shares being purchased. Neither the Trust nor any of the Funds imposes any additional fees on exchanges.

When an exchange is made from a Fund with a sales charge to a Fund with no sales charge, the shares are exchanged and additional shares which have been purchased by reinvesting dividends on such shares retain the character of the exchanged shares for purposes of exercising further exchange privileges; thus, an exchange of such shares for shares of a fund with a sales charge would be at net asset value.

Compass Asset Management customers wishing to exercise exchange privileges should contact their Compass Asset Management division or affiliate. Other shareholders should contact Compass Brokerage, Inc. or other authorized registered representative or the Transfer Agent as described below.

Shareholders who exercise this privilege must exchange shares having a net asset value of at least $1,000.

Prior to any exchange, the shareholder must receive a copy of the current prospectus of the participating Fund into which an exchange is being made.

Upon receipt by Compass Brokerage, Inc. or the Transfer Agent of proper instructions and all necessary supporting documents, shares submitted for exchange will be redeemed at the next-determined net asset value. If the exchanging shareholder does not have an account in the participating fund whose shares are being acquired, a new account will be established with the same registration, dividend and capital gain options as the account from which shares are exchanged, unless otherwise specified by the shareholders. In the case where the new account registration is not identical to that of the existing account, a signature guarantee is required. (See "Redeeming Shares-- By Mail.") Exercise of this privilege is treated as a redemption and new purchase for federal income tax purposes and, depending on the circumstances, a short or long-term capital gain or loss may be realized. The Fund reserves the right to modify or terminate the exchange privilege at any time. Shareholders would be notified prior to any modification or termination. Shareholders may obtain further information on the exchange privilege by calling Compass Brokerage, Inc. or the Transfer Agent at 1-800-992-2085. Shareholders who exchange into Shares of the Fund will not receive a dividend from the Fund on the date of the exchange.

EXCHANGE BY TELEPHONE. Shareholders may provide instructions for exchanges between participating funds by calling their Compass representative or the Transfer Agent at 1-800-992-2085. In addition, investors may exchange Shares by calling their Compass Brokerage, Inc. personal investment officer or authorized registered representative directly.

An authorization form permitting the Fund to accept telephone exchange requests must first be completed. It is recommended that investors request this privilege at the time of their initial application. If not completed at the time of initial application, authorization forms and information on this service can be obtained through Compass Brokerage, Inc. or the Transfer Agent.

Shares may be exchanged by telephone only between fund accounts having identical shareholder registrations. Exchange instructions given by telephone may be electronically recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Telephone exchange instructions must be received before 1:00 p.m. (Central time) for Shares to be exchanged the same day.

WRITTEN EXCHANGE. A shareholder wishing to make an exchange by written request may do so by sending it to: The Expedition Tax-Free Money Market Fund-- Investment Service Shares, P.O. Box 8010, Boston, Massachusetts 02266-8010.

REDEEMING INVESTMENT SERVICE SHARES
-------------------------------------------------------------------------------

The Fund redeems Shares at their net asset value next determined after Compass or the Transfer Agent receives the redemption request. Redemptions will be made on days on each Business Day. Telephone or written requests for redemptions must be received in proper form and can be made through Compass or the Transfer Agent.

Compass Asset Management customers wishing to redeem should contact their Compass Asset Management division or affiliate. Other Shareholders should contact Compass Brokerage, Inc. or another authorized registered representative or the Transfer Agent as described below.

BY TELEPHONE. Shareholders may redeem Shares of the Fund by telephoning Compass Brokerage, Inc. or the Transfer Agent. An authorization form permitting the Fund to accept telephone redemption requests must first be completed. Shareholders may call toll-free 1-800-992-2085. Redemption requests through Compass Brokerage, Inc. or the Transfer Agent must be received before 11:30 a.m. (Central time). It is the responsibility of Compass Brokerage, Inc. or the Transfer Agent to transmit orders to the Fund by 11:30 a.m. (Central time). If at any time, the Fund shall determine it necessary to terminate or modify this method of redemption, shareholders would be promptly notified.

Redemption requests must be received by and transmitted to Compass Brokerage, Inc. or the Transfer Agent before 11:30 a.m. (Central time) in order for the proceeds to be wired that same day. Compass Brokerage, Inc. is responsible for promptly submitting redemption requests and providing proper written redemption instructions to the Transfer Agent.

For calls received before 11:30 a.m. (Central time) proceeds will normally be wired the same day. For calls received after 11:30 a.m. (Central time) proceeds will normally be wired the following business day. In no event will proceeds be wired more than seven days after a proper request for redemption has been received.

Redemption requests received before 11:30 a.m. (Central time) will normally be paid the same day but will not be entitled to that day's dividend.

None of Compass, the Transfer Agent nor the Trust will be responsible for any loss, liability, cost or expense for acting upon wire or telephone instructions that it reasonably believes to be genuine. The Trust, Compass and Transfer Agent will each employ reasonable procedures to confirm that instructions communicated by telephone are genuine, including requiring a form of personal identification prior to acting upon instructions received by telephone and recording telephone instructions. Such procedures may include taping of telephone conversations.

If market conditions are extraordinarily active or other extraordinary circumstance exist, and you experience difficulties placing redemption orders by telephone, you may consider placing your order by mail.

BY MAIL. Shareholders may redeem Shares of the Fund by sending a written request to the Fund through Compass Brokerage, Inc. or the Transfer Agent. The written request should include the shareholder's name, the Fund name, the class name, the account number, and the Share or dollar amount requested. Shareholders redeeming through the Transfer Agent should mail written requests to: The Expedition Tax-Free Money Market Fund--Investment Service Shares, P.O. Box 8010, Boston, Massachusetts 02266-8010.

SIGNATURES. Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund or a redemption payable other than to the shareholder of record must have their signatures guaranteed by:

  . a trust company or commercial bank whose deposits are insured by the
    Bank Insurance Fund ("BIF"), which is administered by the FDIC;
  . a member of the New York, American, Boston, Midwest, or Pacific Stock
    Exchanges;
  . a savings bank or savings association whose deposits are insured by the Savings Association Insurance Fund ("SAIF") which is administered by the FDIC; or
  . any other "eligible guarantor institution," as defined in the Securities
    Exchange Act of 1934.

The Trust does not accept signatures guaranteed by a notary public.

The Trust and its transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Trust may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. Redemptions of $40,000 or greater for a Fund must be in writing and a signature guarantee must accompany the written request. The Trust and its transfer agents reserve the right to amend these standards at any time without notice.

Normally, a check for the proceeds is mailed to the shareholder within one business day, but in no event more than seven days, after receipt of a proper written redemption request.

SYSTEMATIC WITHDRAWAL PROGRAMS

Shareholders of Investment Service Shares who desire to receive monthly or quarterly payments of a predetermined amount may take advantage of the Systematic Withdrawal Program. Under this program, Investment Service Shares are redeemed to provide for periodic withdrawal payments in an amount directed by the shareholder. Depending upon the amount of the withdrawal payments, the amount of dividends paid and capital gains distributions, and the fluctuation of the net asset value of shares redeemed under this program, redemptions may reduce, and eventually deplete, the shareholder's investments in the Fund. For this reason, payments under this program should not be considered as yield or income on the shareholder's investment in the Fund. To be eligible to participate in this program, a shareholder must have invested at least $10,000 in the Fund.

A shareholder may apply for participation in this program through Compass Brokerage, Inc. or the Transfer Agent.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, the Trust may redeem shares in any Investment Service Shares account and pay the proceeds to the shareholder if the account balance falls below the required minimum value of $1,000. Before Investment Service Shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.

SHAREHOLDER INFORMATION
-------------------------------------------------------------------------------

VOTING RIGHTS

Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of each portfolio in the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only shares of that Fund or class are entitled to vote.

As used in this Prospectus, a "vote of a majority of the outstanding shares" of a Fund means, with respect to the approval of an investment advisory agreement, sub-advisory agreement, or a change in a fundamental investment limitation, the lesser of (a) more than 50% of the outstanding shares of a Fund, or (b) at least 67% of the shares of a Fund present at a meeting at which the holders of more than 50% of the outstanding shares of such Fund are represented in person or by proxy.

As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust or the Fund's operation and for the election of Trustees under certain circumstances.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of the shareholders shall be called by the Trustees upon the written request of shareholders owning at least 10% of the Trust's outstanding shares.

EFFECT OF BANKING LAWS
-------------------------------------------------------------------------------

The Glass-Steagall Act and other banking laws and regulations presently prohibit a bank holding company registered under the Bank Holding Company Act of 1956 or any affiliate thereof from sponsoring, organizing or controlling a registered, open-end investment company continuously engaged in the issuance of its shares, and from issuing, underwriting, selling or distributing securities in general. Such laws and regulations do not prohibit such a holding company or affiliate from acting as investment adviser, transfer agent, or custodian to such an investment company or from purchasing shares of such a company as agent for and upon the order of their customers.

The Adviser, Bancshares and certain of Bancshares' affiliates are subject to such banking laws and regulations. They believe, based on the advice of their counsel, that they may perform those services for the Fund contemplated by any existing agreement entered into with the Trust without violating those laws or regulations. Changes in either federal or state statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of present or future statutes and regulations, could prevent these entities from continuing to perform all or a part of the above services. If this happens, the Trustees would consider alternative means of continuing available investment services. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences.

TAX INFORMATION
-------------------------------------------------------------------------------

FEDERAL INCOME TAX

The Fund intends to pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios will not be combined for tax purposes with those realized by the Fund.

If, at the close of each quarter of its taxable year, at least 50% of the value of the Fund's assets consist of obligations the interest on which is excludable from gross income for federal tax purposes, the Fund may pay "exempt-interest dividends" to its shareholders. Those dividends constitute the portion of the aggregate dividends as designated by the Fund equal to the excess of the excludable interest over certain amounts disallowed as deductions. Exempt-interest dividends are excludable from a shareholder's gross income for regular federal income tax purposes, but may have certain collateral federal income tax consequences, including alternative minimum tax. See the Statement of Additional Information.

Current federal law limits the types and volume of bonds qualifying for the federal income tax exemption of interest, which may have an effect on the ability of the Fund to purchase sufficient amounts of tax-exempt securities to satisfy the Code's requirements for the payment of "exempt-interest dividends."

Dividends declared by the Fund in October, November or December of any year and payable to shareholders of record on a date in one of those months will be deemed to have been paid by the Fund and received by the shareholders on December 31 of the year and paid by the Fund at any time during the following January.

With respect to investments in U.S. Treasury STRIPS, which are sold with original issue discount and do not make periodic cash interest payments, the Fund will be required to include as part of its current income the imputed interest on such obligations even though the Fund has not received any interest payments on such obligations during that period. Because the Fund distributes all of its net investment income to its shareholders, the Fund may have to sell portfolio securities to distribute such imputed income, which may occur at a time when the Adviser would not have chosen to sell such securities and which may result in a taxable gain or loss.

Investment income received directly by the Fund on direct U.S. Government obligations is exempt from income tax at the state level when received directly and may be exempt, depending on the state, when received by a shareholder as income dividends provided certain state specific conditions are satisfied. Interest received on repurchase agreements collateralized by direct U.S. Government obligations normally is not exempt from state taxation. The Fund will inform shareholders annually of the percentage of income and distributions derived from direct U.S. Government obligations. Shareholders should consult their tax advisers to determine whether any portion of the income dividends received from the Fund is considered tax exempt in their particular states.

A sale, exchange or redemption of a Fund's shares generally is a taxable transaction to the shareholder.

STATE AND LOCAL TAXES. Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

PERFORMANCE INFORMATION
-------------------------------------------------------------------------------

From time to time, the Fund advertises its yield, effective yield and total return.

The yield of Shares represents the annualized rate of income earned on an investment in Shares over a seven-day period. It is the annualized dividends earned during the period on the investment, shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but, when annualized, the income earned by an investment in Shares is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

The Fund may also advertise a "tax-equivalent yield," which is calculated by determining the rate of return that would have to be achieved on a fully taxable investment to produce the after-tax equivalent of the Fund's yield, assuming certain tax brackets for the shareholder.

Total return represents the change, over a specified period of time, in the value of an investment in Shares after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

Yield, effective yield, tax-equivalent yield and total return will be calculated separately for Institutional Shares and Investment Service Shares. Because Investment Service Shares have a shareholder servicing plan, the yield, effective yield, tax-equivalent yield and total return for Institutional Shares, for the same period, ordinarily will exceed that of Investment Service Shares.

From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.

OTHER CLASSES OF SHARES
-------------------------------------------------------------------------------

The Fund also offers another class of shares called Institutional Shares. Institutional Shares are sold at net asset value.

The stated advisory fee is the same for both classes of shares.

To obtain more information and a prospectus for Institutional Shares, investors may call 1-800-992-2085.

ADDRESSES
--------------------------------------------------------------------------------

The Expedition Tax-Free Money Market Fund                                             One Freedom Valley Road
                                                                                      Oaks, Pennsylvania 19456
--------------------------------------------------------------------------------------------------------------------------
Distributor
                                           SEI Investments Distribution Co.           One Freedom Valley Road
                                                                                      Oaks, Pennsylvania 19456
--------------------------------------------------------------------------------------------------------------------------
Investment Adviser and Custodian
                                           Compass Bank                               15 S. 20th Street
                                                                                      Birmingham, Alabama 35233
--------------------------------------------------------------------------------------------------------------------------
Investment Sub-Adviser
                                           Weiss, Peck & Greer, L.L.C.                One New York Plaza
                                                                                      New York, New York 10004
--------------------------------------------------------------------------------------------------------------------------
Transfer Agent and Servicing Agent
                                           Transfer Agent                             Servicing Agent
                                           State Street Bank and Trust Company        Boston Financial Data Services, Inc.
                                           225 Franklin Street                        Two Heritage Drive
                                           Boston, Massachusetts 02110                Quincy, Massachusetts 02171
--------------------------------------------------------------------------------------------------------------------------
Independent Auditors
                                           Deloitte & Touche LLP                      2500 One PPG Place
                                                                                      Pittsburgh, Pennsylvania 15222-5401
--------------------------------------------------------------------------------------------------------------------------
Counsel
                                           Morgan, Lewis & Bockius LLP                1800 M Street, N.W.
                                                                                      Washington, D.C. 20036
--------------------------------------------------------------------------------------------------------------------------

                                                     THE EXPEDITION
                                               TAX-FREE MONEY MARKET FUND
                                               INVESTMENT SERVICE SHARES
                                                       PROSPECTUS

                                                     A PORTFOLIO OF
                                                 THE EXPEDITION FUNDS,
                                                AN OPEN-END, MANAGEMENT
                                                   INVESTMENT COMPANY

                                                         , 1998
                                                       ----------

  SEI Investments Distribution Co.
  ----------------------------
  Distributor

  COMPASS BANK
  ------------------------

  Investment Adviser

  [LOGO OF RECYCLED PAPER APPEARS HERE]

                   THE EXPEDITION TAX-FREE MONEY MARKET FUND

                     (A PORTFOLIO OF THE EXPEDITION FUNDS)

                      STATEMENT OF ADDITIONAL INFORMATION



This Statement of Additional Information should be read with a prospectus of
The Expedition Tax-Free Money Market Fund (the "Fund") dated             , 1998.
                                                             -------- ---
This Statement of Additional Information is not a prospectus itself.   To
receive a copy of the prospectus, write the Fund or call toll-free
1-800-992-2085.


        Statement of Additional Information dated                , 1998
                                                  ---------------

Table of Contents

Information About the Fund.................................................  1

Investment Objective and Policies..........................................  1

Investment Limitations.....................................................  6

Regulatory Compliance......................................................  8

The Expedition Funds Management............................................  8

Investment Advisory Services............................................... 12

Brokerage Transactions..................................................... 13

Other Services............................................................. 14

Purchasing Shares.......................................................... 15

Determining Net Asset Value................................................ 16

Redeeming Shares........................................................... 18

Massachusetts Partnership Law.............................................. 18

Tax Status................................................................. 19

Fund Ownership............................................................. 21

Total Return............................................................... 21

Yield...................................................................... 21

Effective Yield............................................................ 21

Tax Equivalent Yield....................................................... 22

Performance Comparisons.................................................... 22

Financial Statements....................................................... 23

General Information About the Fund
------------------------------------------------------------------------------

The Fund is a portfolio in The Expedition Funds (the "Trust"). The Trust, formerly The Starburst Fund, was established as a Massachusetts business trust under a Declaration of Trust dated August 7, 1989.

Shares of the Fund are offered in two classes, known as Investment Service Shares and Institutional Shares.


Investment Objective and Policies
------------------------------------------------------------------------------

The Fund's investment objective is to provide current income, exempt from Federal Income Taxes, consistent with stability of principal. The investment objective cannot be changed without approval of shareholders. The investment policies described below may be changed by the Board of Trustees (the "Trustees") without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.

ADDITIONAL DESCRIPTION OF PERMITTED INVESTMENTS

Variable and Floating Rate Notes

The Tax-Free Money Market Fund may invest in variable rate notes and floating rate notes (together, "adjustable interest rate notes"). A variable rate note
                                                            ------------------
is a note whose terms provide for the adjustment of its interest rate on set dates and which, upon such adjustment, can reasonably be expected to have a market value that approximates its par value; the degree to which a variable rate note's market value approximates its par value will depend on the frequency of the readjustment of the note's interest rate and the length of time that must elapse before the next readjustment. A floating rate note is a note whose terms
                                        ------------------
provide for the adjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. Although there may be no active secondary market with respect to a particular variable or floating rate note purchased by the Fund, the Fund may seek to resell the note at any time to a third party. The absence of an active secondary market, however, could make it difficult for the Fund to dispose of a variable or floating rate note in the event the issuer of the note defaulted on its payment obligations, and the Fund could, as a result or for other reasons, suffer a loss to the extent of the default. In addition, a variable or floating rate demand note with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such securities. Variable or floating rate notes may be secured by bank letters of credit.

Variable and floating rate notes will be deemed to have maturities as follows:

1. A variable rate note, the principal amount of which is scheduled on the face of the instrument to be paid in 397 calendar days or less, will be deemed by the Fund to have a maturity equal to the period remaining until the next readjustment of the interest rate.

2. A variable rate note that is subject to a demand feature will be deemed by the Fund to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand.

3. A floating rate note that is subject to a demand feature will be deemed by the Fund to have a maturity equal to the period remaining until the principal amount can be recovered through demand.

As used above, a note is "subject to a demand feature" where the Fund is entitled to receive the principal amount of the note either at any time on no more than thirty days' notice or at specified intervals not exceeding 397 days and upon no more than thirty days' notice.

Bank Obligations

The Tax-Free Money Market Fund is not prohibited from investing in obligations of banks that are clients of SEI Investments Company ("SEI Investments"). However, the purchase of shares of the Fund by such banks or by their customers will not be a consideration in determining which bank obligations the Fund will purchase. The Fund will not purchase obligations of the Adviser.

Separately Traded Interest and Principal Securities ("STRIPS")

The Tax-Free Money Market Fund may invest in STRIPS which are component parts of U.S. Treasury Securities traded through the Federal Book-Entry System. The Adviser will only purchase STRIPS that it determines are liquid or, if illiquid, do not violate the Fund's investment policy concerning investments in illiquid securities. Consistent with Rule 2a-7 of the Investment Company Act of 1940 (the "1940 Act"), the Adviser will purchase for the Tax-Free Money Market Fund only those STRIPS that have a remaining maturity of 397 days or less; therefore, the Tax-Free Money Market Fund currently may only purchase interest component parts of U.S. Treasury Securities. While there is no limitation on the percentage of the Fund's assets that may be comprised of STRIPS, the Adviser will monitor the level of such holdings to avoid the risk of impairing shareholders' redemption rights and of deviations in the value of shares of the Tax-Free Money Market Fund.

Repurchase Agreements

The Tax-Free Money Market Fund may enter into repurchase agreements with primary securities dealers recognized by the Federal Reserve Bank of New York or with national member banks as defined in Section 3(d)(1) of the Federal Deposit Insurance Act, as amended. The repurchase agreement will have an agreed-upon price (including principal and interest) and an agreed-upon repurchase date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed-upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

The repurchase agreements entered into by the Fund will provide that the underlying security at all times shall have a value at least equal to 100% of the resale price stated in the agreement; the Adviser monitors compliance with this requirement. Under all repurchase agreements entered into by the Fund, the Custodian or its agent must take possession of the underlying collateral. However, if the seller defaults, the Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, even though the Federal Bankruptcy Code provides protection for proceedings, the Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying security to the seller's estate.

Municipal Securities

Municipal Securities -- The two principal classifications of Municipal
--------------------
Securities are "general obligation" and "revenue" issues. General obligation issues are issues involving the credit of an issuer possessing taxing power and are payable from the issuer's general unrestricted revenues, although the characteristics and method of enforcement of general obligation issues may vary according to the law applicable to the particular issuer. Revenue issues are payable only from the revenues derived from a particular facility or class of facilities or other specific revenue source. Municipal Securities include debt obligations issued by governmental entities to obtain funds for various public purposes, such as the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to other public institutions and facilities. Certain private activity bonds that are issued by or on behalf of public authorities to finance various privately-owned or operated facilities are included within the term "Municipal Securities." Private activity bonds and industrial development bonds are generally revenue bonds, the credit and quality of which are directly related to the credit of the private user of the facilities.

Municipal Securities may also include general obligation notes, tax anticipation notes, bond anticipation notes, revenue anticipation notes, project notes, certificates of indebtedness, demand notes, tax-exempt commercial paper, construction loan notes and other forms of short-term, tax-exempt loans. Such instruments are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues. Project notes are issued by a state or local housing agency and are sold by the Department of Housing and Urban Development. While the issuing agency has the primary obligation with respect to its project notes, they are also secured by the full faith and credit of the United States through agreements with the issuing authority which provide that, if required, the Federal government will lend the issuer an amount equal to the principal of and interest on the project notes.

The quality of Municipal Securities, both within a particular classification and between classifications, will vary, and the yields on Municipal Securities depend upon a variety of factors, including general money market conditions, the financial condition of the issuer (or other entity whose financial resources are supporting the securities), general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating(s) of the issue. In this regard, it should be emphasized that the ratings of any NRSRO are general and are not absolute standards of quality. Municipal Securities with the same maturity, interest rate and rating(s) may have different yields, while Municipal Securities of the same maturity and interest rate with different rating(s) may have the same yield.

An issuer's obligations under its Municipal Securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon the enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Municipal Securities may be materially adversely affected by litigation or other conditions.

Municipal Leases -- The Tax-Free Money Market Fund may invest in instruments,
----------------
or participations in instruments, issued in connection with lease obligations or installment purchase contract obligations of municipalities ("municipal lease obligations"). Although municipal lease obligations do not constitute general obligations of the issuing municipality, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate funds for, and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses, which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose in the relevant years. Municipal lease obligations are a relatively new form of financing, and the market for such obligations is still developing. Municipal leases will be treated as liquid only if they satisfy criteria set forth in guidelines established by the Board of Trustees, and there can be no assurance that a market will exist or continue to exist for any municipal lease obligation.

Puts on Municipal Securities -- The Tax-Free Money Market Fund may acquire
----------------------------
"puts" with respect to its acquisition of Municipal Securities. A put is a right to sell a specified security (or securities) within a specified period of time at a specified exercise price. The Fund may sell, transfer, or assign the put only in conjunction with the sale, transfer, or assignment of the underlying security or securities.

The amount payable upon the exercise of a put is normally (i) the Fund's acquisition cost of the Municipal Securities (excluding any accrued interest which the Fund paid on the acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Fund owned the securities, plus (ii) all interest accrued on the securities since the last interest payment date during that period.

Puts on Municipal Securities may be acquired to facilitate the liquidity of portfolio assets and the reinvestment of assets at a rate of return more favorable than that of the underlying security. The Fund will generally acquire puts only where the puts are available without the payment of any direct or indirect consideration. However, if necessary or advisable, the Fund may pay for puts either separately in cash or by paying a higher price for portfolio securities which are acquired subject to the puts (thus reducing the yield to maturity otherwise available for the same securities).

Taxable Municipal Securities -- The Tax-Free Money Market Fund may invest up to
----------------------------
20% of its net assets in Municipal Securities, such as certain private activity or industrial revenue bonds, the interest on which is not tax-exempt for Federal income tax purposes but which otherwise meet the Fund's investment criteria.

When-Issued Securities

The Fund may purchase debt obligations on a when-issued basis, in which case delivery and payment normally take place on a future date. The Fund will make commitments to purchase obligations on a when-issued basis only with the intention of actually acquiring the securities, but may sell them before the settlement date. During the period prior to the settlement date, the securities are subject to market fluctuation, and no interest accrues on the securities to the purchaser. The payment obligation and the interest rate that will be received on the securities at settlement are each fixed at the time the purchaser enters into the commitment. Purchasing obligations on a when-issued basis may be used as a form of leveraging because the purchaser may accept the market risk prior to payment for the securities. The Fund, however, will not use such purchases for leveraging; instead, as disclosed in the Prospectus, the Fund will set aside assets to cover its commitments. If the value of these assets declines, the Fund will place additional liquid assets aside on a daily basis so that the value of the assets set aside is equal to the amount of the commitment.

Securities Lending

The Tax-Free money Market Fund may lend securities pursuant to agreements requiring that the loans be continuously secured by cash, U.S. Government securities, or any combination of cash and such securities, as collateral equal to 100% of the market value at all times of the securities lent. Such loans will not be made if, as a result, the aggregate amount of all outstanding securities loans for the Fund exceed one-third of the value of the Fund's total assets taken at fair market value. The Fund will continue to receive interest on the securities lent while simultaneously earning interest on the investment of the cash collateral in U.S. Government securities. However, the Fund will normally pay lending fees to such broker-dealers and related expenses from the interest earned on invested collateral. Investments made with this collateral are considered to be assets of the Fund and must comply with the Fund's investment limitations.
There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the Adviser to be of good standing and when, in the judgment of the Adviser, the consideration which can be earned currently from such securities loans justifies the attendant risk. Any loan may be terminated by either party upon reasonable notice to the other party. The Fund may use the Distributor or a broker-dealer affiliate of the Adviser as a broker in these transactions.

Investment Company Shares

The Fund may invest in shares of other investment companies, to the extent permitted by applicable law and subject to certain restrictions. These investment companies typically incur fees that are separate from those fees incurred directly by the Fund. The Fund's purchase of such investment company securities results in the layering of expenses, such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees, in addition to paying Fund expenses. Under applicable regulations, the Fund is prohibited from acquiring the securities of another investment company if, as a result of such acquisition: (1) the Fund owns more than 3% of the total voting stock of the other company; (2) securities issued by any one investment company represent more than 5% of the Fund's total assets; or (3) securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Fund. See also "Investment Limitations."

Investment Limitations
--------------------------------------------------------------------------------

I.     Investment Limitations of the Fund

The Fund is subject to a number of fundamental investment restrictions that may be changed only by a vote of a majority of the outstanding shares of the Fund.
A "majority of the outstanding shares" of the Trust or the Fund means the affirmative vote, at a meeting of shareholders duly called, of the lesser of (a) 67% or more of the votes of shareholders of the Trust or the Fund present at a meeting at which the holders of more than 50% of the votes attributable to shareholders of record of the Trust or the Fund are represented in person or by proxy, or (b) the holders of more than 50% of the outstanding votes of shareholders of the Trust or the Fund.

Pursuant to these investment restrictions, the Fund will not:

1. Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities and repurchase agreements involving such securities, if, immediately after such purchase, more than 5% of the value of its total assets would be invested in any one issuer, or more than 10% of the outstanding voting securities of such issuer; provided that the Fund may invest up to 25% of its total
                  --------
     assets without regard to this restriction only as permitted by applicable laws and regulations. For purposes of this limitation, a security is considered to be issued by the government entity (or entities) whose assets and revenues back the security; with respect to a private activity bond that is backed only by the assets and revenues of a non-governmental user, a security is considered to be issued by such non-governmental user. For purposes of this limitation, all debt securities are each considered as one class.

2.   Invest in companies for the purpose of exercising control.

3. Borrow money except for temporary or emergency purposes and then only in an amount not exceeding one-third of the value of total assets. Any borrowing will be done from a bank and to the extent that such borrowing exceeds 5% of the value of the Fund's assets, asset coverage of at least 300% is required. In the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days thereafter or such longer period as the Securities and Exchange Commission may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%. This borrowing provision is included solely to facilitate the orderly sale of portfolio securities to accommodate heavy redemption requests if they should occur and is not for investment purposes. All borrowings will be repaid before making additional investments and any interest paid on such borrowings will reduce income.

4. Pledge, mortgage or hypothecate assets except to secure temporary borrowings permitted by (3) above in aggregate amounts not to exceed 10% of total assets taken at current value at the time of the incurrence of such loan, except as permitted with respect to securities lending.

5. Purchase or sell real estate, real estate limited partnership interests, commodities or commodities contracts and interests in a pool of securities that are secured by interests in real estate. However, subject to their permitted investments, the Fund may invest in companies which invest in real estate commodities or commodities contracts.

6. Make short sales of securities, maintain a short position or purchase securities on margin, except that the Fund may obtain short-term credits as necessary for the clearance of security transactions; this limitation shall not prohibit short sales "against the box."

7. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter under Federal securities laws in selling the Fund security.

8. Purchase securities of other investment companies except as permitted by the 1940 Act, and the rules and regulations thereunder.

9. Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings as described above or as permitted by rule, regulation or order of the Securities and Exchange Commission.

10. Make loans except that the Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) engage in securities lending as described in the Prospectus and this Statement of Additional Information.

NON-FUNDAMENTAL POLICIES

The Fund may not invest in illiquid securities in an amount exceeding, in the aggregate, 10% of its net assets.

The Fund may not invest in interests in oil, gas or other mineral exploration or development programs or oil, gas or mineral leases.

With the exception of the limitations that apply to illiquid securities, the foregoing percentages will apply at the time of the purchase of a security and shall not be considered violated unless an excess occurs or exists immediately after and as a result of a purchase of such security.

Regulatory Compliance
--------------------------------------------------------------------------------

The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Fund will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. For example, with limited exceptions, Rule 2a-7 prohibits the investment of more than 5% of the Fund's total assets in the securities of any one issuer, although the Fund's investment limitation only requires such 5% diversification with respect to 75% of its assets. The Fund will invest more than 5% of its assets in any one issuer only under the circumstances permitted by Rule 2a-7. The Fund will also determine the effective maturity of its investments, as well as its ability to consider a security as having received the requisite short-term ratings by NRSROs according to Rule 2a-7. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.

The Expedition Funds Management
--------------------------------------------------------------------------------

Trustees and Officers of the Trust

The management and affairs of the Fund are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. The Trust pays the fees for unaffiliated Trustees.

The Trustees and Executive Officers of the Trust, their respective dates of birth, and their principal occupations for the last five years are set forth below. Each may have held other positions with named companies during that period. Unless otherwise noted, the business address of each Trustee and each Executive Officer is SEI Investments Company, Oaks, Pennsylvania 19456. Certain officers of the Trust also serve as officers of some or all of the following:
The Achievement Funds Trust, The Arbor Fund, ARK Funds, Bishop Street Funds, CoreFunds, Inc., CrestFunds, Inc., CUFUND, FMB Funds, Inc., First American Funds, Inc., First American Investment Funds, Inc., First American Strategy Funds, Inc, HighMark Fund, Marquis Funds(R), Monitor Funds, Morgan Grenfell Investment Trust, The PBHG Funds, Inc., The Pillar Funds, Profit Funds Investment Trust, Rembrandt Funds(R), Santa Barbara Group of Mutual Funds, Inc., 1784 Funds(R), SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI International Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, Stepstone Funds, STI Classic Funds, STI Classic Variable Trust, and TIP Funds, each of which is an open-end management investment company managed by SEI Fund Resources or its affiliates and, except for Profit Funds Investment Trust, Rembrandt Funds(R), and Santa Barbara Group of Mutual Funds, Inc., are distributed by SEI Investments distribution Co.

ROBERT A. NESHER (DOB 08/17/46) -- Chairman of the Board of Trustees* -- Retired since 1994. Executive Vice President of SEI, 1986-1994. Director and Executive Vice President of the Administrator and the Distributor, 1981-1994. Trustee of the Arbor Fund, Marquis Funds(R), Advisors' Inner Circle Fund, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Managed Trust, SEI International Trust, SEI Institutional Investments Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, Insurance Investment Products Trust, 1784 Funds(R), Pillar Funds, Rembrandt Funds, and Stepstone Funds.

JOHN T. COONEY (DOB 01/20/27) -- Trustee** -- 569 N. Post Oak Lane, Houston, TX 77024. Retired since 1992. Formerly Vice Chairman of Ameritrust Texas N.A., 1989-1992, and MTrust Corp., 1985-1989. Trustee of the Arbor Fund, Marquis Funds(R), and Advisors' Inner Circle Fund.

WILLIAM M. DORAN (DOB 05/26/40) - Trustee* - 2000 One Logan Square, Philadelphia, PA 19103. Partner, Morgan, Lewis & Bockius (law firm), counsel to the Trust, Administrator and Distributor, Director and Secretary of SEI.
Trustee of the Arbor Fund, SEI Liquid Asset Trust, SEI Tax Exempt Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Managed Trust, SEI International Trust, SEI Asset Allocation Trust, SEI Institutional Investments Trust, Insurance Investment Products Trust, The Advisors' Inner Circle Fund, and Marquis Funds(R).

FRANK E. MORRIS (DOB 12/30/23) -- Trustee** -- 105 Walpole Street, Dover, MA 02030. Retired since 1990. Peter Drucker Professor of Management, Boston College, 1989-1990. President, Federal Reserve Bank of Boston, 1968-1988. Trustee of The Arbor Fund, Marquis Funds(R), Advisors' Inner Circle Fund, SEI Liquid Asset Trust, SEI Tax Exempt Trust, SEI Daily

Income Trust, SEI Index Funds, SEI Institutional Managed Trust, SEI International Trust, Insurance Investment Products Trust, SEI Asset Allocation Trust and SEI Institutional Investments Trust.

ROBERT A. PATTERSON (DOB 11/05/27) -- Trustee** -- 208 Old Main, University Park, PA 16802. Pennsylvania State University, Senior Vice President, Treasurer (Emeritus). Financial and Investment Consultant, Professor of Transportation (1984-present). Vice President-Investments, Treasurer, Senior Vice President (Emeritus) (1982-1984). Director, Pennsylvania Research Corp.; Member and Treasurer, Board of Trustees of Grove City College. Trustee of the Arbor Fund, Marquis Funds(R), and Advisors' Inner Circle Fund.

GENE PETERS (DOB 06/03/29)--- Trustee** -- 943 Oblong Road, Williamstown, MA 01267. Private investor from 1987 to present. Vice President and Chief Financial Officer, Western Company of North America (petroleum service company) (1980-1986). President of Gene Peters and Associates (import company) (1978-
1980). President and Chief Executive Officer of Jos. Schlitz Brewing Company before 1978. Trustee of the Arbor Fund, Marquis Funds(R) and Advisors' Inner Circle Fund.

JAMES M. STOREY (DOB 04/12//31) -- Trustee** -- Partner, Dechert Price & Rhoads, from September 1987 - December 1993; Trustee of the Arbor Fund, Marquis Funds(R), Advisors' Inner Circle Fund, SEI Liquid Asset Trust, SEI Tax Exempt Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Managed Trust, SEI International Trust, Insurance Investment Products Trust, SEI Asset Allocation Trust, and SEI Institutional Investments Trust.

DAVID G. LEE (DOB 04/16/52) -- President and Chief Executive Officer -- Senior Vice President of the Administrator and Distributor since 1993. Vice President of the Administrator and Distributor, 1991-1993. President, GW Sierra Trust Funds before 1991.

SANDRA K. ORLOW (DOB 10/18/53) -- Vice President and Assistant Secretary -- Vice President and Assistant Secretary of the Administrator and Distributor since 1988.

KEVIN P. ROBINS (DOB 04/15/61) -- Vice President and Assistant Secretary -- Senior Vice President, General Counsel and Assistant Secretary of SEI, Senior Vice President, General Counsel and Secretary of the Administrator and Distributor since 1994. Vice President and Assistant Secretary of SEI, the Administrator and Distributor, 1992-1994. Associate, Morgan, Lewis & Bockius LLP (law firm), 1988-1992.

RICHARD W. GRANT (DOB 10/25/45) -- Secretary -- 2000 One Logan Square, Philadelphia, PA 19103, Partner, Morgan, Lewis & Bockius LLP (law firm), counsel to the Trust, Administrator and Distributor.

KATHRYN L. STANTON (DOB 11/19/58) -- Vice President and Assistant Secretary, Deputy General Counsel, of SEI, Vice President and Assistant Secretary of the Administrator and Distributor since 1994. Associate, Morgan, Lewis & Bockius LLP (law firm), 1989-1994.

ROBERT DELLACROCE (DOB 12/17/63) -- Controller and Chief Financial Officer -- Director, Funds Administration and Accounting of SEI since 1994. Senior Audit Manager, Arthur Andersen LLP (accounting firm), 1986-1994.

TODD B. CIPPERMAN (DOB 01/14/66) -- Vice President and Assistant Secretary -- Vice President and Assistant Secretary of SEI, the Administrator and the Distributor since 1995. Associate, Dewey Ballantine (law firm) (1994-1995). Associate, Winston & Strawn (law firm) (1991-1994).

BARBARA A. NUGENT (DOB 06/18/56) -- Vice President and Assistant Secretary -- Vice President and Assistant Secretary of SEI, the Administrator and Distributor since 1996. Associate, Drinker Biddle & Reath (law firm) (1994-1996). Assistant Vice President/Administration, Delaware Service Company, Inc. (1992-1993); Assistant Vice President - Operations of Delaware Service Company, Inc. (1988-
1992).

MARC H. CAHN (DOB 06/19/57) -- Vice President and Assistant Secretary -- Vice President and Assistant Secretary of SEI, the Administrator and Distributor since 1996. Associate General Counsel, Barclays Bank PLC (1995-1996). ERISA counsel, First Fidelity Bancorporation (1994-1995), Associate, Morgan, Lewis & Bockius LLP (1989-1994).

----------------------------------------
 *Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Trust as that term is defined in the 1940 Act.

**Messrs. Cooney, Morris, Patterson, Peters and Storey serve as members of the Audit Committee of the Trust.

Officers and Trustees own less than 1% of the Trust's outstanding shares.

The Board of Trustees was elected at a Shareholder meeting on May 16, 1997. The following table exhibits Trustee compensation for the fiscal period ended October 31, 1997.


==========================================================================================================================
                                         Aggregate Compensation From Registrant for      Pension or Retirement Benefits
  Name of Person, Position                the Fiscal Period Ended October 31, 1997     Accrued as Part of Trust Expenses
--------------------------------------------------------------------------------------------------------------------------
  John T. Cooney, Trustee                                 $1,426                                      N/A
-------------------------------------------------------------------------------------------------------------------------
  Frank E. Morris, Trustee                                $1,426                                      N/A
-------------------------------------------------------------------------------------------------------------------------
  Robert Patterson, Trustee                               $1,426                                      N/A
-------------------------------------------------------------------------------------------------------------------------
  Eugene B. Peters, Trustee                               $1,426                                      N/A
-------------------------------------------------------------------------------------------------------------------------
  James M. Storey, Esq., Trustee                          $1,426                                      N/A
-------------------------------------------------------------------------------------------------------------------------
  William M. Doran, Esq., Trustee                           $0                                        N/A
-------------------------------------------------------------------------------------------------------------------------

==========================================================================================================================
                                         Aggregate Compensation From Registrant for      Pension or Retirement Benefits
  Name of Person, Position                the Fiscal Period Ended October 31, 1997     Accrued as Part of Trust Expenses
--------------------------------------------------------------------------------------------------------------------------
Robert A. Nesher, Chairman of the Board                     $0                                       N/A
-------------------------------------------------------------------------------------------------------------------------


Trustee Liability

The Trust's Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.


Investment Advisory Services
--------------------------------------------------------------------------------

Adviser to the Fund

The Fund's investment adviser is Compass Bank, an Alabama state banking corporation (the "Adviser"). The Adviser is a wholly-owned subsidiary of Compass Bancshares, Inc. ("Bancshares"), a bank holding company organized under the laws of Delaware. The Adviser shall not be liable to the Trust, the Fund, or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security, or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

Because of the internal controls maintained by Compass Bank to restrict the flow of non-public information, Fund investments are typically made without any knowledge of Compass Bank's or its affiliates' lending relationships with an issuer.

Advisory Fees

For its advisory services, Compass Bank receives an annual investment advisory fee as described in the prospectus.

For the fiscal year ended October 31, 1997, the Fund had not commenced operations and therefore did not pay advisory fees.

Sub-Advisor to the Fund

The Adviser has entered into a sub-advisory agreement (the "Sub-Advisory Agreement") with Weiss, Peck & Greer, L.L.C. ("WPG") dated
                                                           ---------------------
relating to the Fund.

The continuance of a Sub-Advisory Agreement, after the first year, must be specifically approved at least annually (i) by the vote of the Trustees, and
(ii) by the vote of a majority of the Trustees who are not parties to the Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Sub-Advisory Agreement may be terminated by the Adviser, the Trust's Board of Trustees or by a vote of the majority of the outstanding voting securities of the Fund at any time, without the payment or any penalty, on sixty (60) days' written notice to WPG and may be terminated at any time by ninety (90) days' written notice to the Adviser. This Agreement will immediately terminate in the event of its assignment or upon termination of the Sub-Advisory Agreement between the Adviser and the Trust with regard to the Fund (As used in this Agreement, the terms "majority of the outstanding voting securities," "interested persons" and "assignment" have the same meaning of such terms in the 1940 Act).

Sub-Advisory Fees

For its sub-advisory services, WPG received an annual sub-advisory fee as described in the prospectus.

For the fiscal year ended October 31, 1997, the Fund had not commenced operations and therefore did not pay sub-advisory fees.

Brokerage Transactions
--------------------------------------------------------------------------------

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. In working with dealers, the Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Trustees. The Adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the Adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the Adviser or its affiliates in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. For the fiscal year ended October 31, 1997, the Fund had not commenced operations and therefore did not pay brokerage commissions.

Although investment decisions for the Fund are made independently from those of the other accounts managed by the Adviser, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the Adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the Adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund.


Other Services
--------------------------------------------------------------------------------

Fund Administration

The Trust and SEI Fund Resources (the "Administrator") have entered into an administration agreement (the "Administration Agreement"). The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder. The Administration Agreement shall remain in effect with respect to the Trust for three years.

The Administrator, a Delaware business trust, has its principal business offices at Oaks, Pennsylvania 19456. SEI Investments Management Corporation ("SIMC"), a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interest in the Administrator. SEI Investments and its affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to the following other mutual funds: The Achievement Funds Trust, The Advisors' Inner Circle Fund, The Arbor Fund, ARK Funds, Bishop Street Funds, Boston 1784 Funds(R), CoreFunds, Inc., CrestFunds, Inc., CUFUND, The Expedition Funds, FMB Funds, First American Funds, Inc., First American Investment Funds, Inc., First American Strategy Funds, Inc., HighMark Funds, Marquis Funds(R), Monitor Funds, Morgan Grenfell Investment Trust, The PBHG Funds, Inc., PBHG Insurance Series Fund, Inc., The Pillar Funds, Profit Funds Investment Trust, Rembrandt Funds(R), Santa Barbara Group of Mutual Funds, Inc., SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI International Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, Stepstone Funds, STI Classic Funds, STI Classic Variable Trust, and TIP Funds.

Distributor

SEI Investments Distribution Co. (the "Distributor"), a wholly-owned subsidiary of SEI Investments, and the Trust are parties to a distribution agreement ("Distribution Agreement") which applies to both Institutional Shares and Investment Service Shares of the Fund.

The Distribution Agreement is renewable annually. The Distribution Agreement may be terminated by the Distributor, by a majority vote of the Trustees who are not interested persons and have no financial interest in the Distribution Agreement or by a majority of the outstanding shares of the Trust upon not more than 60 days' written notice by either party or upon assignment by the Distributor.

Custodian

Compass Bank, an Alabam state banking corporation, Birmingham, Alabama, which is also the Fund's investment adviser, is custodian for the securities and cash of the Fund for which it receives an annual fee of 0.02% of the Fund's average aggregate daily net assets and is reimbursed for its out-of-pocket expenses.

Transfer Agent and Servicing Agent

State Street Bank and Trust Company and Boston Financial Data Services, Inc. serves as transfer agent (the "Transfer Agent") and servicing agent for the Trust, respectively. The fee paid to the Transfer Agent is based upon the size, type and number of accounts and transactions made by shareholders. Compensation to Boston Financial Data Services, Inc. As servicing agent are paid by the Transfer Agent.

Independent Auditors

The independent auditors for the Trust are Deloitte & Touche LLP, Pittsburgh, Pennsylvania.


Purchasing Shares
--------------------------------------------------------------------------------

Shares are sold at their net asset value without a sales charge on days the New York Stock Exchange is open for business except for federal or state holidays restricting wire transfers. The procedure for purchasing Shares of the Fund is explained in the prospectus under "Investing in Investment Shares."

Compass Bank, Compass Brokerage, Inc. and the other affiliates of Bancshares which provide shareholder and administrative services to the Fund sometimes are referred to herein as "Compass."

Shareholder Service Plan

With respect to the Investment Service Shares class of the Fund, the Trust has adopted a Shareholder Service Plan (the "Plan"'). Pursuant to the Plan, the distributor may pay fees to administrators for administrative services as to Shares. The administrative services are provided by a representative who has knowledge of the shareholder's particular circumstances and goals, and include, but are not limited to: communicating account openings; communicating account closings; entering purchase transactions; entering redemption transactions; providing or arranging to provide accounting support for all transactions; wiring funds and receiving funds for Share purchases and redemptions; confirming and reconciling all transactions; reviewing the activity in Fund accounts; and providing training and supervision of broker personnel; posting and reinvesting dividends to Fund accounts or arranging for this service to be performed by the Fund's transfer agent; and maintaining and distributing current copies of prospectuses and shareholder reports to the beneficial owners of Shares and prospective shareholders.

For the fiscal year ended October 31, 1997, the Fund had not commenced operations and therefore did not pay shareholder servicing fees.

Conversion to Federal Funds

It is the Fund's policy to be as fully invested as possible so that maximum interest may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds.


Determining Net Asset Value
--------------------------------------------------------------------------------

The Fund attempts to stabilize the value of a Share at $1.00. Net asset value is calculated on days on which both the New York Stock Exchange and the Federal Reserve wire system are open for business. Currently, the Fund is closed for business when the following holidays are observed: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving and Christmas.

Use of the Amortized Cost Method

The Trustees have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value.

The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the "Rule") promulgated by the SEC under the Investment Company Act of 1940. Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the net asset value per Share, as computed for purposes of distribution and redemption, at $1.00 per Share, taking into account current market conditions and the Fund's investment objective.

Under the Rule, the Fund is permitted to purchase instruments which are subject to demand features or standby commitments. As defined by the Rule, a demand feature entitles the Fund to receive the principal amount of the instrument from the issuer or a third party on (1) no more than 30 days' notice or (2) at specified intervals not exceeding one year on no more than 30 days' notice. A standby commitment entitles the Fund to achieve same day settlement and to receive an exercise price equal to the amortized cost of the underlying instrument plus accrued interest at the time of exercise.

     Monitoring Procedures

     The Trustees' procedures include monitoring the relationship between the amortized cost value per Share and the net asset value per Share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than 0.5% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.

     Investment Restrictions

     The Rule requires that the Fund limit its investments to instruments that, in the opinion of the Trustees, present minimal credit risks and have received the requisite rating from one or more NRSRO. If the instruments are not rated, the Trustees must determine that they are of comparable quality. The Rule also requires the Fund to maintain a dollar-weighted average portfolio maturity (not more than 90 days) appropriate to the objective of maintaining a stable net asset value of $1.00 per Share. Except as allowed under Rule 2a-7, no instrument with a remaining maturity of more than thirteen months can be purchased by the Fund.

     Should the disposition of a portfolio security result in a dollar-weighted average portfolio maturity of more than 90 days, the Fund will invest its available cash to reduce the average maturity to 90 days or less as soon as possible.

The Fund may attempt to increase yield by trading portfolio securities to take advantage of short-term market variations. Under the amortized cost method of valuation, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio.

In periods of declining interest rates, the indicated daily yield on Shares of the Fund, computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above, may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates.

In periods of rising interest rates, the indicated daily yield on Shares of the Fund computed the same way may tend to be lower than a similar computation made by using a method of calculation based upon market prices and estimates.



Redeeming Shares
--------------------------------------------------------------------------------

The Fund redeems Shares at the next computed net asset value after the Transfer Agent receives the redemption request. Redemption procedures are explained in the prospectus under "Redeeming Investment Shares." Although the Trust does not charge for telephone redemptions, it reserves the right to charge a fee for the cost of wire-transferred redemptions of less than $5,000.

Redemption in Kind

Although the Trust intends to redeem Shares in cash, it reserves the right under certain circumstances to pay the redemption price in whole or in part by a distribution of securities from the respective Fund's portfolio.

Redemption in kind will be made in conformity with applicable SEC rules, taking such securities at the same value employed in determining net asset value and selecting the securities in a manner the Trustees determine to be fair and equitable.

The Trust has elected to be governed by Rule 18f-1 of the Investment Company Act of 1940 under which the Trust is obligated to redeem Shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of the respective class' net asset value during any 90-day period.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving their securities and selling them before their maturity could receive less than the redemption value of their securities and could incur certain transaction costs.


Massachusetts Partnership Law
--------------------------------------------------------------------------------

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation or instrument that the Trust or its Trustees enter into or sign.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust cannot meet its obligations to indemnify shareholders and pay judgments against them.


Tax Status
--------------------------------------------------------------------------------

The Fund's Tax Status

The Fund intends to pay no federal income tax because it expects to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, the Fund must, among other requirements:

  . derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;

  .    invest in securities within certain statutory limits; and

  . distribute to its shareholders at least 90% of its net income earned during the year.

Shareholders' Tax Status

Exempt-interest dividends are excludable from a shareholder's gross income for regular federal income tax purposes. Exempt-interest dividends may nevertheless be subject to the alternative minimum tax (the "Alternative Minimum Tax") imposed by Section 55 of the Code or the environmental tax (the "Environmental Tax") imposed by Section 59A of the Code. The Alternative Minimum Tax is imposed at rates of 26% and 28% in the case of non-corporate taxpayers and at the rate of 20% in the case of corporate taxpayers, to the extent it exceeds the taxpayer's regular tax liability. The Environmental Tax is imposed at the rate of 0.12% and applies only to corporate taxpayers. The Alternative Minimum Tax and the Environmental Tax may be imposed in two circumstances. First, exempt-interest dividends derived from certain "private activity bonds" issued after August 7, 1986, will generally be an item of tax preference (and therefore potentially subject to the Alternative Minimum Tax and the Environmental Tax) for both corporate and non-corporate taxpayers. Second, in the case of exempt-interest dividends received by corporate shareholders, all exempt-interest dividends, regardless of when the bonds from which they are derived were issued or whether they are derived from private activity bonds, will be included in the corporation's "adjusted current earnings," as defined in
Section 56(g) of the Code, in calculating the corporation's alternative minimum taxable income for purposes of determining the Alternative Minimum Tax and the Environmental Tax.

Any loss recognized by a shareholder upon the sale or redemption of shares of the Fund held for six months or less will be disallowed to the extent of any exempt-interest dividends the shareholder has received with respect to such shares. Interest on indebtedness incurred by shareholders to purchase or carry shares of the Fund will not be deductible for federal income tax purposes. The deduction otherwise allowable to property and casualty insurance companies for "losses incurred" will be reduced by an amount equal to a portion of exempt-interest dividends received or accrued during any taxable year. Foreign corporations engaged in a trade or business in the United States will be subject to a "branch profits tax" on their "dividend equivalent amount" for the taxable year, which will include exempt-interest dividends. Certain Subchapter S corporations may also be subject to taxes on their "passive investment income," which could include exempt-interest dividends. Up to 85% of the Social Security benefits or railroad retirement benefits received by an individual during any taxable year will be included in the gross income of such individual if the individual's "modified adjusted gross income" (which includes exempt-interest dividends) plus one-half of the Social Security benefits or railroad retirement benefits received by such individual during that taxable year exceeds the base amount described in Section 86 of the Code.

The Fund may not be an appropriate investment for persons (including corporations and other business entities) who are "substantial users" (or persons related to such users) of facilities financed by industrial development or private activity bonds. A "substantial user" is defined generally to include certain persons who regularly use a facility in their trade or business. Such entities or persons should consult their tax advisors before purchasing shares of the Fund.

Issuers of bonds purchased by the Fund (or the beneficiary of such bonds) may have made certain representations or covenants in connection with the issuance of such bonds to satisfy certain requirements of the Code that must be satisfied subsequent to the issuance of such bonds. Investors should be aware that exempt-interest dividends derived from such bonds may become subject to federal income taxation retroactively to the date thereof if such representations are determined to have been inaccurate or if the issuer of such bonds (or the beneficiary of such bonds) fails to comply with such covenants.

     Capital Gains

     Capital gains experienced by the Fund could result in an increase in dividends. Capital losses could result in a decrease in dividends. If, for some extraordinary reason, the Fund realizes net long-term capital gains, it will distribute them at least once every 12 months.

Fund Ownership
--------------------------------------------------------------------------------

The Fund is new and therefore there are no shareholders who own 5% or more of the shares of the Fund as of the date of this Statement of Additional Information.


Total Return
--------------------------------------------------------------------------------

The average annual total return for the Fund is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the offering price per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the monthly reinvestment of all dividends and distributions.


Yield
--------------------------------------------------------------------------------

The Fund calculates the yield for both classes of shares daily, based upon the seven days ending on the day of the calculation, called the "base period." This yield is computed by:

  . determining the net change in the value of a hypothetical account with a balance of one Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased Shares;

  . dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and

  .    multiplying the base period return by (365/7).

To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in either class of shares, the performance will be reduced for those shareholders paying those fees.

Effective Yield
--------------------------------------------------------------------------------

The Fund's effective yield for both classes of shares is computed by compounding the unannualized base period return by:

  .    adding 1 to the base period return;

  .    raising the sum to the 365/7th power; and

  .    subtracting 1 from the result.


Tax-Equivalent Yield
--------------------------------------------------------------------------------

The Tax Exempt Money Market Fund may also advertise a "tax-equivalent yield," which is calculated by determining the rate of return that would have to be achieved on a fully taxable investment to produce the after-tax equivalent of the Fund's yield, assuming certain tax brackets for a shareholder. The tax-equivalent yield of the Fund will be calculated by adding (a) the portion of the Fund's yield that is not tax-exempt and (b) the result obtained by dividing the portion of the Fund's yield that is tax-exempt by the difference of one minus a stated income tax rate.

Performance Comparisons
--------------------------------------------------------------------------------

The Fund's performance of both classes of shares depends upon such variables as:

  .    portfolio quality;

  .    average portfolio maturity;

  .    type of instruments in which the portfolio is invested;

  .    changes in interest rates on money market instruments;

  .    changes in the Fund's or either class of shares expenses; and

  .    the relative amount of Fund cash flow.

Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

  . Lipper Analytical Services, Inc. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all income dividends and capital gains distributions, if any. From time to time, the Fund will quote its Lipper ranking in the "money market instrument funds'' category in advertising and sales literature.

Advertisements and other sales literature for the Fund may refer to total return. Total return is the historic change in the value of an investment in the Fund based on the monthly reinvestment of dividends over a specified period of time.

Advertising and other promotional literature may include charts, graphs and other illustrations using the Fund's returns, or returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment. In addition, the Fund can compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, such as bank savings accounts, certificates of deposit, and Treasury bills.

Economic and Market Information

Advertising and sales literature for the Fund may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by Fund portfolio managers and their views and analysis on how such developments could affect the Fund. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including the growth of the industry, from sources such as the
Investment Company Institute ("ICI").   For example, according to the ICI,
twenty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $3 trillion to the more than 5,500 funds available.


Financial Statements
--------------------------------------------------------------------------------

Deloitte & Touche LLP serves as the Trust's independent public accountants. Financial information with respect to the Fund will be included in the Trust's 1998 Annual Report to Shareholders, which, when available, may be obtained free of charge.

                           PART C:  OTHER INFORMATION

Item 24.  Financial Statements and Exhibits:

     (a)  Financial Statements:  Not Applicable

     (b)  Additional Exhibits:

(1) Declaration of Trust is incorporated herein by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A (File No. 33-30950) filed with the Securities and Exchange Commission ("SEC") on December 29, 1995.
(1)(a) Amendment No. 1 to Declaration of Trust is incorporated herein by reference as Exhibit (1)(i) to Registrant's Pre-Effective Amendment No. 1 on Form N-1A (File No. 33-30950) filed with the SEC on November 16, 1989.
(1)(b) Amendment No. 2 to Declaration of Trust is incorporated herein by reference as Exhibit (1)(ii) to Registrant's Post-Effective Amendment No. 1 on Form N-1A (File No. 33-30950) filed with the SEC on May 21,1990.
(1)(c) Amendment Nos. 3, 4, and 5 to Declaration of Trust are incorporated herein by reference as Exhibit (1)(iii) to Registrant's Post-Effective Amendment No. 3 on Form N-1A (File No. 33-30950) filed with the SEC on September 11, 1991.
(1)(d) Amendment No. 6 to Declaration of Trust is incorporated herein by reference as Exhibit (1)(iv) to Registrant's Post-Effective Amendment No. 5 on Form N-1A (File No. 33-30950) filed with the SEC on February 14, 1992.
(1)(e) Amendment No. 7 to Declaration of Trust is incorporated herein by reference as Exhibit (1)(v) to Registrant's Post-Effective Amendment No. 8 on Form N-1A (File No. 33-30950) filed with the SEC on September 28, 1992.
(1)(f) Amendment Nos. 8 and 9 to Declaration of Trust are incorporated herein by reference as Exhibit (1)(vi) to Registrant's Post-Effective Amendment No. 22 on Form N-1A (File No. 33-30950) filed with the SEC on December 29, 1995.
(1)(g) Amendment No. 10 to Declaration of Trust is incorporated herein by reference to Registrant's Post-Effective Amendment No. 26 on form N-1A filed with the SEC on June 4, 1997.
(1)(h) Amendment No. 12 is filed herewith.
(1)(i) Amendment No. 13 is filed herewith.
(1)(j) Form of Amendment No. 14 is filed herewith.
(2) By-Laws are incorporated herein by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A (File No. 33-30950) filed with the SEC on December 29, 1995.
(3)    Not Applicable
(4) Specimen Certificate for Shares of Beneficial Interest of The Starburst Government Income Fund is incorporated herein by reference as Exhibit
       (4)(i) to Registrant's Post-Effective Amendment No. 22 on Form N-1A (File No. 33-30950) filed with the SEC on December 29, 1995.

(4)(a) Specimen Certificate for Shares of Beneficial Interest of The Starburst Government Money Market Fund-Investment Shares is incorporated herein by reference as Exhibit (4)(ii) to Registrant's Post-Effective Amendment No. 22 on Form N-1A (File No. 33-30950) filed with the SEC on December 29, 1995.
(4)(b) Specimen Certificate for Shares of Beneficial Interest of The Starburst Government Money Market Fund-Trust Shares is incorporated herein by reference as Exhibit (4)(iii) to Registrant's Post-Effective Amendment No. 22 on Form N-1A (File No. 33-30950) filed with the SEC on December 29, 1995.
(4)(c) Specimen Certificate for Shares of Beneficial Interest of The Starburst Money Market Fund-Investment Shares is incorporated herein by reference as Exhibit (4)(iv) to Registrant's Post-Effective Amendment No. 22 on Form N-1A (File No. 33-30950) filed with the SEC on December 29, 1995.
(4)(d) Specimen Certificate for Shares of Beneficial Interest of The Starburst Money Market Fund-Trust Shares is incorporated herein by reference as Exhibit (4)(v) to Registrant's Post-Effective Amendment No. 22 on Form N-1A (File No. 33-30950) filed with the SEC on December 29, 1995.
(5) Investment Advisory Contract of the Registrant through and including Exhibit D is incorporated herein by reference as Exhibit (5)(i) to Registrant's Post-Effective Amendment No. 22 on Form N-1A (File No. 33-30950) filed with the SEC on December 29, 1995.
(5)(a) Investment Management Contract of the Registrant through and including Exhibit A is incorporated herein by reference as Exhibit (5)(ii) to Registrant's Post-Effective Amendment No. 22 on Form N-1A (File No. 33-30950) filed with the SEC on December 29, 1995.
(5)(b) Form of Exhibit E to the Investment Advisory Contract of the Registrant relating to The Expedition Equity Fund is incorporated herein by reference to Registrant's Post-Effective Amendment No. 26 on form N-1A filed with the SEC on June 4, 1997.
(5)(c) Form of Exhibit F to the Investment Advisory Contract of the Registrant relating to The Expedition Tax-Free Money Market Fund is Contract of the Registrant relating to filed herewith.
(6) Distributor's Contract of the Registrant through and including Exhibit F is incorporated herein by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A (File No. 33-30950) filed with the SEC on December 29, 1995.
(6)(a) Form of Distribution Agreement with SEI Investments Distribution Co. is incorporated herein by reference to Registrant's Post-Effective Amendment No. 26 on form N-1A filed with the SEC on June 4, 1997.
(7)    Not applicable
(8) Custodian Agreement of the Registrant is incorporated herein by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A (File No. 33-30950) filed with the SEC on December 29, 1995.
(9) Agreement for Fund Accounting, Shareholder Record keeping, and Custody Services Procurement is incorporated herein by reference as Exhibit
       (9)(i) to Registrant's Post-Effective Amendment No. 20 on Form N-1A (File No. 33-30950) filed with the SEC on December 28, 1994.

(9)(a) Sales Agreement with Federated Securities Corp. is incorporated herein by reference as Exhibit (9)(ii) to Registrant's Post-Effective Amendment No. 17 on Form N-1A (File No. 33-30950) filed with the SEC on August 3, 1994.
(9)(b) Electronic Communications and Record keeping Agreement is incorporated herein by reference as Exhibit (9)(iii) to Registrant's Post-Effective Amendment No. 17 on Form N-1A (File No. 33-30950) filed with the SEC on August 3, 1994.
(9)(c) Form of Administration Agreement with SEI Fund Resources is incorporated herein by reference to Registrant's Post-Effective Amendment No. 26 on form N-1A filed with the SEC on June 4, 1997.
(9)(d) Form of Shareholder Service Plan and Agreement as it relates to the Investment Service Shares is incorporated herein by reference to Registrant's Post-Effective Amendment No. 26 on form N-1A filed with the SEC on June 4, 1997.
(10) Opinion and Consent of Counsel is incorporated herein by reference to Registrant's Post-Effective Amendment No. 20 on Form N-1A (File No. 33-30950) filed with the SEC on December 28, 1994.
(11)    Consent of the Independent Auditors is filed herewith.
(12)    Not applicable.
(13) Initial Capital Understanding is incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-1A (File No. 33-30950) filed with the SEC on November 16, 1989.
(14)    Not applicable.
(15) Distribution Plan through and including Exhibit G is incorporated herein by reference as Exhibit (15)(i) to Registrant's Post-Effective Amendment No. 22 on Form N-1A (File No. 33-30950) filed with the SEC on December 29, 1995.
(15)(a) Form of 12b-1 Agreement is incorporated herein by reference as Exhibit
        (15)(ii) to Registrant's Post-Effective Amendment No. 24 on Form N-1A (File No. 33-30950) filed with the SEC on December 27, 1996.
(15)(b) Form of Amended and Restated Distribution Plan is incorporated herein by reference to Registrant's Post-Effective Amendment No. 26 on form N-1A filed with the SEC on June 4, 1997.
(16) Schedule of Computation of Fund Performance for The Starburst Government Income Fund is incorporated herein by reference as Exhibit (16)(i) to Registrant's Post-Effective Amendment No. 22 on Form N-1A (File No. 33-30950) filed with the SEC on December 29, 1995.
(16)(a) Schedule of Computation of Fund Performance for The Starburst Government Money Market Fund is incorporated herein by reference as Exhibit
        (16)(ii) to Registrant's Post-Effective Amendment No. 22 on Form N-1A (File No. 33-30950) filed with the SEC on December 29, 1995.
(16)(b) Schedule of Computation of Fund Performance for The Starburst Money Market Fund is incorporated herein by reference as Exhibit (16)(iii) to Registrant's Post-Effective Amendment No. 22 on Form N-1A (File No. 33-30950) filed with the SEC on December 29, 1995.
(17)    Financial Data Schedules are filed herewith.

(18) Multiple Class Plan of the Registrant is incorporated herein by reference to Registrant's Post-Effective Amendment No. 24 on Form N-1A (File No. 33-30950) filed with the SEC on December 27, 1996.
(18)(a) Rule 18f-3 Multiple Class Plan of April, 1997 is incorporated herein by reference to Registrant's Post-Effective Amendment No. 26 on form N-1A filed with the SEC on June 4, 1997.
(24)     Powers of Attorney for Dr. Robert A. Patterson, Eugene B. Peters, Frank
         E. Morris, Robert A. Nesher, William M. Doran, James M. Storey, John T. Cooney, David G. Lee and Robert J. DellaCroce are incorporated herein by reference to Registrant's Post-Effective Amendment No. 26 on form N-1A filed with the SEC on June 4, 1997.


Item 25. Persons Controlled by or Under Common Control with Registrant

     See the Prospectus and Statement of Additional Information regarding the Trust's control relationships. The Administrator is a subsidiary of SEI Investments Company which also controls the distributor of the Registrant (SEI Investments Distribution Co.) and other corporations engaged in providing various financial and record keeping services, primarily to bank trust departments, pension plan sponsors and investment managers.

Item 26.  Number of Holders of Securities:

         As of December 12, 1997:

                                                                                         Number of
Title of Class                                                                        Record Holders
--------------                                                                        --------------
Units of beneficial interest, without par value--
Money Market Fund - Institutional Shares.............................................      05
Money Market Fund - Investment Shares................................................     553
Equity Fund - Institutional Shares...................................................      08
Equity Fund - Investment Shares......................................................      06
Bond Fund - Institutional Shares.....................................................      07
Bond Fund - Investment Shares........................................................    1003
Tax-Free Money Market Fund-Investment Service Shares.................................       0
Tax-Free Money Market Fund - Institutional Shares....................................       0

Item 27.  Indemnification:

     Response is incorporated by reference to Registrant's Post-Effective Amendment No. 2 on Form N-1A filed May 23, 1990. (File No. 33-30950).

Item 28.  Business and Other Connections of Investment Adviser:

For a description of the other business of Compass Bank, the investment adviser, see the section entitled "Management of the Fund" in Part A.

The Executive Officers of the investment adviser are:


                                                         Other Substantial
                                                         Business, Profession,
Name                          Position with the Adviser  Vocation, Employment
----                          -------------------------  ---------------------
D. Paul Jones, Jr.            Chairman, President,       Chairman, Chief Executive
                              Chief Executive Officer,   Officer, Treasurer and
                              Treasurer and Director     Director of Compass
                                                         Bancshares, Inc.; Director
                                                         of Golden Enterprises, Inc.
                                                         (snack food and metal
                                                         fastener production and
                                                         distribution), the principal
                                                         business address of which is
                                                         110 South Sixth Street,
                                                         Birmingham, Alabama
                                                         35205

E. Lee Harris, Jr.            Executive Vice President,
                              Executive Officer,
                              Human Resources

Garrett R. Hegel              Chief Financial Officer    Chief Financial Officer of
                                                         Compass Bancshares, Inc.

Jerry  W. Powell              General Counsel and        General Counsel of Compass
                              Secretary                  Bancshares, Inc.

G. Ray Stone                  Senior Executive           Vice President, Chief Credit
                                                         Policy Officer

Byrd Williams                 Group Executive Vice       Executive Vice President of
                              President, Chief Retail    Compass Bancshares, Inc.
                              Banking Executive

Michael A. Bean               Executive Vice President,
                              Controller

Christina L. Boles            Executive Vice President,
                              Asset and Liability
                              Management

Eugene C. Boles               Executive Vice President,
                              Loan Administration

Ralph H. Cassell              Executive Vice President,
                              Regional Executive,
                              Community Banking

D. Stevenson Ferguson, Jr.    Executive Vice President,
                              Asset Management

James G. Heslop               Executive Vice President,
                              Metro Alabama, Retail
                              Banking

Thomas E. Lazenby             Executive Vice President,
                              Consumer Finance

Robert S. McKean              Executive Vice President,
                              Regional Executive,
                              Community Banking

John C. Neiman                Executive Vice President,
                              National Industries

Alan M. Ostroff               Executive Vice President,
                              Operations and Technology

Randall Reynolds              Vice President,
                              Retail Investment Sales

Dewey A. White, III           Executive Vice President,
                              Correspondent and
                              Investment Services

David N. Wright               Executive Vice President,
                              Regional Executive, Gulf
                              Region

The business address for each of the above-listed persons is 15 South 20th Street, Birmingham, Alabama 35233.

The principal business address of Compass Bank, Compass Bancshares, Inc. and Compass Bancshares Insurance, Inc. is 15 South 20th Street, Birmingham, Alabama 35233.

Directors:

Name                         Other Substantial Business,
                             Profession Vocation or Employment
--------------------------------------------------------------------------------

Charles W. Daniel            President, Dantract, Inc. (real estate
                             investments), Suite 100, 200 Office Park Drive,
                             Birmingham, Alabama 35223.

William Eugene Davenport     President and Chief Operating Officer of Russell
                             Lands, Inc. (real estate development),
                             1 Willowpoint Road, Alexander City, Alabama 35010.

Marshall Durbin, Jr.         President of Marshall Durbin & Company, Inc.
                             (poultry processing), 3125 Independence Drive,
                             Birmingham, Alabama 35209.

Tranum Fitzpatrick           Chairman of Guilford Company, Inc. (real estate
                             development), President of Guilford Capital (real estate investment) and President of Empire-Rouse
                             (real estate development) 2600 East South
                             Boulevard, Montgomery, Alabama 36116.

George W. Hansberry, M.D.    Decatur General Hospital (medical services
                             provider) P.O. Box 2239, Decatur, Alabama 35609-
                             2239 and Parkway Medical Center (medical services provider) P.O. Box 2211, Decatur, Alabama 35609-
                             2211.

D. Paul Jones, Jr.           Chairman, Chief Executive Officer and Treasurer of
                             Compass Bancshares, Inc. and Compass Bank;
                             President of Compass Bank; Director of Golden
                             Enterprises, Inc. (snack food distribution), 110
                             South Sixth Street, Birmingham, Alabama 35205.

Goodwin L. Myrick            President and Chairman, Alabama Farmers Federation,
                             ALFA Corporation, ALFA Insurance Companies and ALFA
                             Services, Inc. (agriculture and insurance), the principal address of each of which is 2108 East
                             South Boulevard, Montgomery, Alabama 36116.

John S. Stein                President and Chief Executive Officer of Golden
                             Foods, Inc. (snack food distribution), 110 South
                             Sixth Street, Birmingham, Alabama 35205.

All of the members of the Compass Bank Board of Directors are also members of the Board of Directors of Compass Bancshares, Inc.

Item 29.  Principal Underwriters:

(a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

       Registrant's distributor, SEI Investments Distribution Co. (the
       "Distributor"),   acts as distributor for:

       SEI Daily Income Trust                   July 15, 1982
       SEI Liquid Asset Trust                   November 29, 1982
       SEI Tax Exempt Trust                     December 3, 1982
       SEI Index Funds                          July 10, 1985
       SEI Institutional Managed Trust          January 22, 1987
       SEI International Trust                  August 30, 1988
       The Advisors' Inner Circle Fund          November 14, 1991
       The Pillar Funds                         February 28, 1992
       CUFUND                                   May 1, 1992
       STI Classic Funds                        May 29, 1992
       CoreFunds, Inc.                          October 30, 1992
       First American Funds, Inc.               November 1, 1992
       First American Investment Funds, Inc.    November 1, 1992
       The Arbor Fund                           January 28, 1993
       Boston 1784 Funds/(R)/                   June 1, 1993
       The PBHG Funds, Inc.                     July 16, 1993
       Marquis Funds/(R)/                       August 17, 1993
       Morgan Grenfell Investment Trust         January 3, 1994
       The Achievement Funds Trust              December 27, 1994
       Bishop Street Funds                      January 27, 1995
       CrestFunds, Inc.                         March 1, 1995
       STI Classic Variable Trust               August 18, 1995
       ARK Funds                                November 1, 1995
       Monitor Funds                            January 11, 1996
       FMB Funds, Inc.                          March 1, 1996
       SEI Asset Allocation Trust               April 1, 1996
       TIP Funds                                April 28, 1996
       SEI Institutional Investments Trust      June 14, 1996
       First American Strategy Funds, Inc.      October 1, 1996
       HighMark Funds                           February 15, 1997

       Armada Funds                             March 8, 1997
       PBHG Insurance Series Fund, Inc.         April 1, 1997
       The Expedition Funds                     June 9, 1997

       The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").


(b) Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 21 of Part B. Unless otherwise noted, the business address of each director or officer is Oaks, PA 19456.


                      Position and Office                           Positions and Offices
  Name                with Underwriter                              with Registrant
  ----                ----------------                              ---------------
Alfred P. West, Jr.   Director, Chairman & Chief Executive Officer         --
Henry H. Greer        Director, President & Chief Operating Officer        --
Carmen V. Romeo       Director, Executive Vice President
                       & President-Investment Advisory Group               --
Gilbert L. Beebower   Executive Vice President                             --
Richard B. Lieb       Executive Vice President, President-Investment
                      Services Division                                    --
Dennis J. McGonigle   Executive Vice President                             --
Leo J. Dolan, Jr.     Senior Vice President                                --
Carl A. Guarino       Senior Vice President                                --
Larry Hutchison       Senior Vice President                                --
David G. Lee          Senior Vice President                                --
Jack May              Senior Vice President                                --
A. Keith McDowell     Senior Vice President                                --
Hartland J. McKeown   Senior Vice President                                --
Barbara J. Moore      Senior Vice President                                --
Kevin P. Robins       Senior Vice President, General Counsel &
                        Secretary                                          --
Robert Wagner         Senior Vice President
Patrick K. Walsh      Senior Vice President                                --
Robert Aller          Vice President                                       --



  Marc H. Cahn              Vice President & Assistant Secretary            -
  Gordon W. Carpenter       Vice President                                  -
  Todd Cipperman            Vice President & Assistant Secretary            -
  Robert Crudup             Vice President & Managing Director              -
  Barbara Doyne             Vice President                                  -
  Jeff Drennen              Vice President                                  -
  Vic Galef                 Vice President & Managing Director              -
  Kathy Heilig              Vice President & Treasurer                      -
  Michael Kantor            Vice President                                  -
  Samuel King               Vice President                                  -
  Kim Kirk                  Vice President & Managing Director              -
  John Krzeminski           Vice President & Managing Director              -
  Carolyn McLaurin          Vice President & Managing Director              -
  W. Kelso Morrill          Vice President                                  -
  Mark Nagle                Vice President                                  -
  Joanne Nelson             Vice President                                  -
  Barbara A. Nugent         Vice President & Assistant Secretary            -
  Sandra K. Orlow           Vice President & Assistant Secretary            -
  Cynthia M. Parrish        Vice President & Assistant Secretary            -
  Donald Pepin              Vice President & Managing Director              -
  Kim Rainey                Vice President                                  -
  Bob Redican               Vice President                                  -
  Maria Rinehart            Vice President                                  -
  Mark Samuels              Vice President & Managing Director              -
  Steve Smith               Vice President                                  -
  Daniel Spaventa           Vice President                                  -
  Kathryn L. Stanton        Vice President & Assistant Secretary            -
  Wayne M. Withrow          Vice President & Managing Director              -
  James Dougherty           Director of Brokerage Services                  -

  Item 30.  Location of Accounts and Records:

       Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended (the "1940 Act"), and the rules promulgated thereunder, are maintained as follows:

            (a)  With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b);
       (3); (6); (8); (12); and 31a-1(d), the required books and records are maintained at the offices of the Portfolios' Custodian:

                  Compass Bank
                  701 S. 32nd Street
                  Birmingham, AL 35233

            (b)/(c)  With respect to Rules 31a-1(a); 31a-1(b)(1), (4); (2)(C)
       and (D); (4); (5); (6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of Registrant's
       Administrator:

                  SEI Fund Resources
                  Oaks, PA  19456

            (d) With respect to Rules 31a-(b)(5); (6), (9) and (10) and 31a-1(f), the required books and records are maintained at the offices of Registrant's Adviser:

                  Compass Bank
                  701 S. 32nd Street
                  Birmingham, AL 35233

  Item 31.  Management Services:  None.

  Item 32.  Undertakings:

  Registrant hereby undertakes to comply with the provisions of Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

  Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

  Registrant hereby undertakes to file a post-effective amendment, including financial statements which need not be audited, within 4-6 months from the effective date of this Post-Effective Amendment No. 28 to the Registrant's Registration Statement.

                                     NOTICE

       A copy of the Declaration of Trust of The Expedition Funds is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this Registration Statement has been executed on behalf of the Trust by an officer of the Trust as an officer and by its Trustees as trustees and not individually and the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, officers, or shareholders individually but are binding only upon the assets and property of the Trust.

                                   SIGNATURES

  Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 28 to be signed o its behalf by the undersigned, thereunto duly authorized, in the city of Oaks, Commonwealth of Pennsylvania on the 15th day of January, 1998.

                         THE EXPEDITION FUNDS

                         By   /s/ David G. Lee
                            -------------------------
                              David G. Lee, President

  Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacity on the dates indicated.


            *                 Trustee             January  15, 1998
  ------------------------
  William M. Doran

            *                 Trustee             January  15, 1998
  ------------------------
  Dr. Robert A. Patterson

            *                 Trustee             January  15, 1998
  ------------------------
  Frank E. Morris

            *                 Trustee             January  15, 1998
  ------------------------
  Robert A. Nesher

            *                 Trustee             January  15, 1998
  ------------------------
  James M. Storey

            *                 Trustee             January  15, 1998
  ------------------------
  Eugene B. Peters

            *                 Trustee             January  15, 1998
  ------------------------
  John T. Cooney

  /s/ David G. Lee            President & Chief   January  15, 1998
  ------------------------    Executive Officer
  David G. Lee

  /s/ Robert J. DellaCroce    Controller & Chief  January  15, 1998
  ------------------------    Financial Officer
  Robert J. DellaCroce

  *By  /s/ David G. Lee
  ------------------------
    David G. Lee
    Attorney-in-Fact

                                 Exhibit Index

  Exhibits:
  ---------


  EX-99.B1      Declaration of Trust is incorporated herein by reference to
                Registrant's Post-Effective Amendment No. 22 on Form N-1A (File
                No. 33-30950) filed with the Securities and Exchange Commission
                ("SEC") on December 29, 1995.
  EX-99.B(1)(a) Amendment No. 1 to Declaration of Trust is incorporated herein by reference as Exhibit (1)(i) to Registrant's Pre-Effective
                Amendment No. 1 on Form N-1A (File No. 33-30950) filed with the
                SEC on November 16, 1989.
  EX-99.B(1)(b) Amendment No. 2 to Declaration of Trust is incorporated herein by reference as Exhibit (1)(ii) to Registrant's Post-Effective
                Amendment No. 1 on Form N-1A (File No. 33-30950) filed with the
                SEC on May 21, 1990.
  EX-99.B(1)(c) Amendment Nos. 3, 4, and 5 to Declaration of Trust are
                incorporated herein by reference as Exhibit (1)(iii) to
                Registrant's Post-Effective Amendment No. 3 on Form N-1A (File
                No. 33-30950) filed with the SEC on September 11, 1991.
  EX-99.B(1)(d) Amendment No. 6 to Declaration of Trust is incorporated herein by reference as Exhibit (1)(iv) to Registrant's Post-Effective
                Amendment No. 5 on Form N-1A (File No. 33-30950) filed with the
                SEC on February 14, 1992.
  EX-99.B(1)(e) Amendment No. 7 to Declaration of Trust is incorporated herein by reference as Exhibit (1)(v) to Registrant's Post-Effective
                Amendment No. 8 on Form N-1A (File No. 33-30950) filed with the
                SEC on September 28, 1992.
  EX-99.B(1)(f) Amendment Nos. 8 and 9 to Declaration of Trust are incorporated herein by reference as Exhibit (1)(vi) to Registrant's Post-
                Effective Amendment No. 22 on Form N-1A (File No. 33-30950)
                filed with the SEC on December 29, 1995.
  EX-99.B(1)(g) Amendment No. 10 to Declaration of Trust is incorporated herein by reference to Registrant's Post-Effective Amendment No. 26 on form N-1A filed with the SEC on June 4, 1997.
  EX-99.B(1)(h) Amendment No. 12 is filed herewith.
  EX-99.B(1)(i) Amendment No. 13 is filed herewith.
  EX-99.B(1)(j) Form of Amendment No. 14 is filed herewith.
  EX-99.B(2)    By-Laws are incorporated herein by reference to Registrant's
                Post-Effective Amendment No. 22 on Form N-1A (File No. 33-30950)
                filed with the SEC on December 29, 1995.
  EX-99.B(3)    Not Applicable
  EX-99.B(4)    Specimen Certificate for Shares of Beneficial Interest of The
                Starburst Government Income Fund is incorporated herein by reference as Exhibit (4)(i) to Registrant's Post-Effective
                Amendment No. 22 on Form N-1A (File No. 33-30950) filed with the
                SEC on December 29, 1995.
  EX-99.B(4)(a) Specimen Certificate for Shares of Beneficial Interest of The
                Starburst Government Money Market Fund-Investment Shares is
                incorporated herein by reference as Exhibit (4)(ii) to
                Registrant's Post-Effective Amendment No. 22 on Form N-1A (File
                No. 33-30950) filed with the SEC on December 29, 1995.
  EX-99.B(4)(b) Specimen Certificate for Shares of Beneficial Interest of The
                Starburst Government Money Market Fund-Trust Shares is
                incorporated herein by reference as Exhibit (4)(iii) to
                Registrant's Post-Effective Amendment No. 22 on Form N-1A (File
                No. 33-30950) filed with the SEC on December 29, 1995.
  EX-99.B(4)(c) Specimen Certificate for Shares of Beneficial Interest of The
                Starburst Money Market Fund-Investment Shares is incorporated herein by reference as Exhibit (4)(iv) to Registrant's Post-
                Effective Amendment No. 22 on Form N-1A (File No. 33-30950)
                filed with the SEC on December 29, 1995.
  EX-99.B(4)(d) Specimen Certificate for Shares of Beneficial Interest of The
                Starburst Money Market Fund-Trust Shares is incorporated herein by reference as Exhibit (4)(v) to Registrant's Post-Effective
                Amendment No. 22 on Form N-1A (File No. 33-30950) filed with the SEC on December 29, 1995.
  EX-99.B(5)    Investment Advisory Contract of the Registrant through and including Exhibit D is incorporated herein by reference as
                Exhibit (5)(i) to Registrant's Post-Effective Amendment No. 22
                on Form N-1A (File No. 33-30950) filed with the SEC on December
                29, 1995.
  EX-99.B(5)(a) Investment Management Contract of the Registrant through and A including Exhibit A is incorporated herein by reference as
                Exhibit (5)(ii) to Registrant's Post-Effective Amendment No. 22
                on Form N-1A (File No. 33-30950) filed with the SEC on December
                29, 1995.
  EX-99.B(5)(b) Form of Exhibit E to the Investment Advisory Contract relating to The Expedition Equity Fund is incorporated herein by
                reference to Registrant's Post-Effective Amendment No. 26 on form N-1A filed with the SEC on June 4, 1997.
  EX-99.B(5)(c) Form of Exhibit F to the Investment Advisory Contract of the
                Registrant relating to The Expedition Tax-Free Money Market
                Fund is filed herewith.
  EX-99.B(6)    Distributor's Contract of the Registrant through and including
                Exhibit F is incorporated herein by reference to Registrant's
                Post-Effective Amendment No. 22 on Form N-1A (File No.
                33-30950) filed with the SEC on December 29, 1995.

  EX-99.B(6)(a)   Form of Distribution Agreement with SEI Investments
                  Distribution Co. incorporated herein by reference to
                  Registrant's Post-Effective Amendment No. 26 on form N-1A
                  filed with the SEC on June 4, 1997.
  EX-99.B(7)      Not applicable
  EX-99.B(8)      Custodian Agreement of the Registrant is incorporated herein by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A (File No. 33-30950) filed with the SEC on
                  December 29, 1995.
  EX-99.B(9)      Agreement for Fund Accounting, Shareholder Record keeping, and
                  Custody Services Procurement is incorporated herein by
                  reference as Exhibit (9)(i) to Registrant's Post-Effective
                  Amendment No. 20 on Form N-1A (File No. 33-30950) filed with the SEC on December 28, 1994.
  EX-99.B(9)(a)   Sales Agreement with Federated Securities Corp. is
                  incorporated herein by reference as Exhibit (9)(ii) to
                  Registrant's Post-Effective Amendment No. 17 on Form N-1A
                  (File No. 33-30950) filed with the SEC on August 3, 1994.
  EX-99.B(9)(b)    Electronic Communications and Record keeping Agreement is
                   incorporated herein by reference as Exhibit (9)(iii) to
                   Registrant's Post-Effective Amendment No. 17 on Form N-1A
                   (File No. 33-30950) filed with the SEC on August 3, 1994.
  EX-99.B(9)(c)    Form of Administration Agreement with SEI Fund Resources
                   incorporated herein by reference to Registrant's Post-
                   Effective Amendment No. 26 on form N-1A filed with the SEC on
                   June 4, 1997.
  EX-99.B(9)(d)    Form of Shareholder Service Plan and Agreement as it related to the Investment Service Shares incorporated herein by
                   reference to Registrant's Post-Effective Amendment No. 26 on form N-1A filed with the SEC on June 4, 1997.
  EX-99.B(10)      Opinion and Consent of Counsel is incorporated herein by
                   reference to Registrant's Post-Effective Amendment No. 20 on
                   Form N-1A (File No. 33-30950) filed with the SEC on December
                   28, 1994.
  EX-99.B(11)      Consent of the Independent Auditors is filed herewith.
  EX-99.B(12)      Not applicable
  EX-99.B(13)      Initial Capital Understanding is incorporated herein by
                   reference to Registrant's Pre-Effective Amendment No. 1 on
                   Form N-1A (File No. 33-30950) filed with the SEC on November
                   16, 1989.
  EX-99.B(14)      Not applicable
  EX-99.B(15)      Distribution Plan through and including Exhibit G is
                   incorporated herein by reference as Exhibit (15)(i) to Registrant's Post-Effective Amendment No. 22 on Form N-1A
                   (File No. 33-30950) filed with the SEC on December 29, 1995.

  EX-99.B(15)(a)    Form of 12b-1 Agreement is incorporated herein by reference as Exhibit (15)(ii) to Registrant's Post-Effective Amendment
                    No. 24 on Form N-1A (File No. 33-30950) filed with the SEC on December 27, 1996.
  EX-99.B(16)       Schedule of Computation of Fund Performance for The
                    Starburst Government Income Fund is incorporated herein by reference as Exhibit (16)(i) to Registrant's Post-Effective
                    Amendment No. 22 on Form N-1A (File No. 33-30950) filed with the SEC on December 29, 1995.
  EX-99.B(16)(a)    Schedule of Computation of Fund Performance for The
                    Starburst Government Money Market Fund is incorporated
                    herein by reference as Exhibit (16)(ii) to Registrant's
                    Post-Effective Amendment No. 22 on Form N-1A (File No.
                    33-30950) filed with the SEC on December 29, 1995.
  EX-99.B(16)(b)    Schedule of Computation of Fund Performance for The
                    Starburst Money Market Fund is incorporated herein by
                    reference as Exhibit (16)(iii) to Registrant's Post-
                    Effective Amendment No. 22 on Form N-1A (File No. 33-30950)
                    filed with the SEC on December 29, 1995.
  EX-99.B(18)       Multiple Class Plan of the Registrant is incorporated herein by reference to Registrant's Post-Effective Amendment No. 24 on Form N-1A (File No. 33-30950) filed with the SEC on
                    December 27, 1996.
  EX-99.B(18)(a)    Rule 18f-3 Multiple Class Plan of April, 1997 is
                    incorporated herein by reference to Registrant's Post-
                    Effective Amendment No. 26 on form N-1A filed with the SEC on June 4, 1997.
  EX-99.B(24)       Powers of Attorney for Dr. Robert A. Patterson, Eugene B.
                    Peters, Frank E. Morris, Robert A. Nesher, William M. Doran,
                    James M. Storey, John T. Cooney, David G. Lee and Robert J.
                    DellaCroce are incorporated herein by reference to
                    Registrant's Post-Effective Amendment No. 26 on form N-1A
                    filed with the SEC on June 4, 1997.
  EX-27.1           Financial Data Schedules are filed herewith.